Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Voya Variable Portfolios, Inc.
Entity Central Index Key	0001015965
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000107268
Shareholder Report [Line Items]
Fund Name	Voya Emerging Markets Index Portfolio
Class Name	Class I
Trading Symbol	IEPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Emerging Markets Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the MSCI EM IndexSM. The Fund attempts to track the MSCI EM IndexSM by investing in most of the stocks that make up the MSCI EM IndexSM. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the MSCI EM IndexSM. This approach is employed because of the relatively large number of small and/or illiquid stocks in the MSCI EM IndexSM. The Fund may not always hold all of the same securities as the MSCI EM IndexSM.

↑ Top contributors to performance: Absolute performance was strongest in Asia/Pacific Ex Japan.

↓ Top detractors from performance: Absolute performance was weakest in Latin America.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Ex-U.S. Index℠	MSCI Emerging Markets Index℠
2014	$10,000	$10,000	$10,000
2015	$8,472	$9,434	$8,508
2016	$9,359	$9,859	$9,460
2017	$12,790	$12,539	$12,987
2018	$10,862	$10,759	$11,095
2019	$12,792	$13,073	$13,138
2020	$15,030	$14,465	$15,544
2021	$14,482	$15,596	$15,149
2022	$11,455	$13,101	$12,106
2023	$12,539	$15,146	$13,295
2024	$13,329	$15,985	$14,293

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	6.30%	0.83%	2.92%
MSCI All Country World Ex-U.S. Index℠	5.53%	4.10%	4.80%
MSCI Emerging Markets Index℠	7.50%	1.70%	3.64%

AssetsNet	$ 96,137,933
Holdings Count | Holding	1,035
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$96,137,933 # of Portfolio Holdings1,035 Portfolio Turnover Rate16% Investment Advisory Fees Paid$285,349
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	4.7%
Preferred Stock	1.5%
Common Stock	95.0%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	4.4%
Samsung Electronics Co. Ltd.	2.5%
Alibaba Group Holding Ltd.	2.2%
HDFC Bank Ltd.	1.5%
Meituan - Class B	1.2%
Reliance Industries Ltd.	1.1%
China Construction Bank Corp. - Class H	1.0%
ICICI Bank Ltd.	1.0%
Infosys Ltd.	0.9%

Material Fund Change [Text Block]
C000107269
Shareholder Report [Line Items]
Fund Name	Voya Emerging Markets Index Portfolio
Class Name	Class S
Trading Symbol	IEPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Emerging Markets Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the MSCI EM IndexSM. The Fund attempts to track the MSCI EM IndexSM by investing in most of the stocks that make up the MSCI EM IndexSM. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the MSCI EM IndexSM. This approach is employed because of the relatively large number of small and/or illiquid stocks in the MSCI EM IndexSM. The Fund may not always hold all of the same securities as the MSCI EM IndexSM.

↑ Top contributors to performance: Absolute performance was strongest in Asia/Pacific Ex Japan.

↓ Top detractors from performance: Absolute performance was weakest in Latin America.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Ex-U.S. Index℠	MSCI Emerging Markets Index℠
2014	$10,000	$10,000	$10,000
2015	$8,457	$9,434	$8,508
2016	$9,359	$9,859	$9,460
2017	$12,761	$12,539	$12,987
2018	$10,814	$10,759	$11,095
2019	$12,711	$13,073	$13,138
2020	$14,906	$14,465	$15,544
2021	$14,323	$15,596	$15,149
2022	$11,305	$13,101	$12,106
2023	$12,329	$15,146	$13,295
2024	$13,082	$15,985	$14,293

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	6.11%	0.58%	2.72%
MSCI All Country World Ex-U.S. Index℠	5.53%	4.10%	4.80%
MSCI Emerging Markets Index℠	7.50%	1.70%	3.64%

AssetsNet	$ 96,137,933
Holdings Count | Holding	1,035
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$96,137,933 # of Portfolio Holdings1,035 Portfolio Turnover Rate16% Investment Advisory Fees Paid$285,349
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	4.7%
Preferred Stock	1.5%
Common Stock	95.0%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	4.4%
Samsung Electronics Co. Ltd.	2.5%
Alibaba Group Holding Ltd.	2.2%
HDFC Bank Ltd.	1.5%
Meituan - Class B	1.2%
Reliance Industries Ltd.	1.1%
China Construction Bank Corp. - Class H	1.0%
ICICI Bank Ltd.	1.0%
Infosys Ltd.	0.9%

Material Fund Change [Text Block]
C000062188
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Portfolio
Class Name	Class ADV
Trading Symbol	IGHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$117	1.10%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the MSCI World Value IndexSM.

↑ Top contributors to performance: The proprietary core model was the main contributor to performance, specifically the sentiment, management & operations pillars. The lower beta positioning was another major contributor.  Stock selection within consumer staples, utilities & information technology sectors were contributors.  On a regional level, holdings in Europe (Euro) & U.S. regions contributed. Owning a non-benchmark position in NVIDIA Corp., not owning Intel Corp. & a non-benchmark position in Unum Group contributed to performance.

↓ Top detractors from performance: Stock specific effects & the smaller market cap tilt were detractors. Stock selection within communication services, industrials & real estate sectors were a headwind. Holdings in Japan & Canada regions detracted.  Not owning Broadcom Inc., and underweight in JP Morgan Chase & Co. and not owning Walmart Inc. detracted.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	MSCI World Value Index℠
2014	$10,000	$10,000	$10,000
2015	$9,715	$9,764	$9,518
2016	$10,251	$10,531	$10,692
2017	$12,619	$13,056	$12,520
2018	$11,451	$11,827	$11,170
2019	$13,863	$14,973	$13,600
2020	$13,688	$17,407	$13,442
2021	$16,457	$20,634	$16,391
2022	$15,572	$16,845	$15,322
2023	$16,535	$20,585	$17,086
2024	$18,582	$24,185	$19,046

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	12.38%	6.03%	6.39%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
MSCI World Value Index℠	11.47%	6.97%	6.65%

AssetsNet	$ 465,788,989
Holdings Count | Holding	238
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$465,788,989 # of Portfolio Holdings238 Portfolio Turnover Rate72% Investment Advisory Fees Paid2,419,552
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.9%
Countries-Other	5.6%
Netherlands	1.2%
Australia	1.3%
Spain	1.5%
Italy	1.6%
France	2.0%
Germany	2.3%
Switzerland	2.6%
United Kingdom	3.1%
Canada	4.1%
Japan	4.5%
United States	68.3%

Largest Holdings [Text Block]

Top 10 Holdings

Procter & Gamble Co.	1.7%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%
Cisco Systems, Inc.	1.3%
Wells Fargo & Co.	1.2%
PepsiCo, Inc.	1.1%
Verizon Communications, Inc.	1.1%
AT&T, Inc.	1.1%
Merck & Co., Inc.	1.0%
iShares Russell 1000 Value ETF	1.0%

Material Fund Change [Text Block]
C000062187
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Portfolio
Class Name	Class I
Trading Symbol	IIGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the MSCI World Value IndexSM.

↑ Top contributors to performance: The proprietary core model was the main contributor to performance, specifically the sentiment, management & operations pillars. The lower beta positioning was another major contributor.  Stock selection within consumer staples, utilities & information technology sectors were contributors.  On a regional level, holdings in Europe (Euro) & U.S. regions contributed. Owning a non-benchmark position in NVIDIA Corp., not owning Intel Corp. & a non-benchmark position in Unum Group contributed to performance.

↓ Top detractors from performance: Stock specific effects & the smaller market cap tilt were detractors. Stock selection within communication services, industrials & real estate sectors were a headwind. Holdings in Japan & Canada regions detracted.  Not owning Broadcom Inc., and underweight in JP Morgan Chase & Co. and not owning Walmart Inc. detracted.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	MSCI World Value Index℠
3/5/2015	$10,000	$10,000	$10,000
2015	$9,336	$9,449	$9,366
2016	$9,896	$10,192	$10,521
2017	$12,245	$12,635	$12,320
2018	$11,161	$11,446	$10,992
2019	$13,581	$14,490	$13,383
2020	$13,469	$16,845	$13,227
2021	$16,280	$19,968	$16,129
2022	$15,483	$16,302	$15,078
2023	$16,527	$19,921	$16,814
2024	$18,665	$23,405	$18,742

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (3/5/2015)
Class I	12.94%	6.57%	6.56%
MSCI All Country World Index℠	17.49%	10.06%	9.05%
MSCI World Value Index℠	11.47%	6.97%	6.61%

AssetsNet	$ 465,788,989
Holdings Count | Holding	238
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$465,788,989 # of Portfolio Holdings238 Portfolio Turnover Rate72% Investment Advisory Fees Paid2,419,552
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.9%
Countries-Other	5.6%
Netherlands	1.2%
Australia	1.3%
Spain	1.5%
Italy	1.6%
France	2.0%
Germany	2.3%
Switzerland	2.6%
United Kingdom	3.1%
Canada	4.1%
Japan	4.5%
United States	68.3%

Largest Holdings [Text Block]

Top 10 Holdings

Procter & Gamble Co.	1.7%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%
Cisco Systems, Inc.	1.3%
Wells Fargo & Co.	1.2%
PepsiCo, Inc.	1.1%
Verizon Communications, Inc.	1.1%
AT&T, Inc.	1.1%
Merck & Co., Inc.	1.0%
iShares Russell 1000 Value ETF	1.0%

Material Fund Change [Text Block]
C000057556
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Portfolio
Class Name	Class S
Trading Symbol	IGHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the MSCI World Value IndexSM.

↑ Top contributors to performance: The proprietary core model was the main contributor to performance, specifically the sentiment, management & operations pillars. The lower beta positioning was another major contributor.  Stock selection within consumer staples, utilities & information technology sectors were contributors.  On a regional level, holdings in Europe (Euro) & U.S. regions contributed. Owning a non-benchmark position in NVIDIA Corp., not owning Intel Corp. & a non-benchmark position in Unum Group contributed to performance.

↓ Top detractors from performance: Stock specific effects & the smaller market cap tilt were detractors. Stock selection within communication services, industrials & real estate sectors were a headwind. Holdings in Japan & Canada regions detracted.  Not owning Broadcom Inc., and underweight in JP Morgan Chase & Co. and not owning Walmart Inc. detracted.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	MSCI World Value Index℠
2014	$10,000	$10,000	$10,000
2015	$9,753	$9,764	$9,518
2016	$10,314	$10,531	$10,692
2017	$12,732	$13,056	$12,520
2018	$11,572	$11,827	$11,170
2019	$14,049	$14,973	$13,600
2020	$13,896	$17,407	$13,442
2021	$16,754	$20,634	$16,391
2022	$15,897	$16,845	$15,322
2023	$16,919	$20,585	$17,086
2024	$19,064	$24,185	$19,046

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	12.68%	6.29%	6.66%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
MSCI World Value Index℠	11.47%	6.97%	6.65%

AssetsNet	$ 465,788,989
Holdings Count | Holding	238
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$465,788,989 # of Portfolio Holdings238 Portfolio Turnover Rate72% Investment Advisory Fees Paid2,419,552
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.9%
Countries-Other	5.6%
Netherlands	1.2%
Australia	1.3%
Spain	1.5%
Italy	1.6%
France	2.0%
Germany	2.3%
Switzerland	2.6%
United Kingdom	3.1%
Canada	4.1%
Japan	4.5%
United States	68.3%

Largest Holdings [Text Block]

Top 10 Holdings

Procter & Gamble Co.	1.7%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%
Cisco Systems, Inc.	1.3%
Wells Fargo & Co.	1.2%
PepsiCo, Inc.	1.1%
Verizon Communications, Inc.	1.1%
AT&T, Inc.	1.1%
Merck & Co., Inc.	1.0%
iShares Russell 1000 Value ETF	1.0%

Material Fund Change [Text Block]
C000074921
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Portfolio
Class Name	Class S2
Trading Symbol	IWTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the MSCI World Value IndexSM.

↑ Top contributors to performance: The proprietary core model was the main contributor to performance, specifically the sentiment, management & operations pillars. The lower beta positioning was another major contributor.  Stock selection within consumer staples, utilities & information technology sectors were contributors.  On a regional level, holdings in Europe (Euro) & U.S. regions contributed. Owning a non-benchmark position in NVIDIA Corp., not owning Intel Corp. & a non-benchmark position in Unum Group contributed to performance.

↓ Top detractors from performance: Stock specific effects & the smaller market cap tilt were detractors. Stock selection within communication services, industrials & real estate sectors were a headwind. Holdings in Japan & Canada regions detracted.  Not owning Broadcom Inc., and underweight in JP Morgan Chase & Co. and not owning Walmart Inc. detracted.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	MSCI World Value Index℠
3/5/2015	$10,000	$10,000	$10,000
2015	$9,296	$9,449	$9,366
2016	$9,821	$10,192	$10,521
2017	$12,107	$12,635	$12,320
2018	$10,985	$11,446	$10,992
2019	$13,320	$14,490	$13,383
2020	$13,154	$16,845	$13,227
2021	$15,845	$19,968	$16,129
2022	$15,000	$16,302	$15,078
2023	$15,957	$19,921	$16,814
2024	$17,951	$23,405	$18,742

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (3/5/2015)
Class S2	12.50%	6.15%	6.14%
MSCI All Country World Index℠	17.49%	10.06%	9.05%
MSCI World Value Index℠	11.47%	6.97%	6.61%

AssetsNet	$ 465,788,989
Holdings Count | Holding	238
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$465,788,989 # of Portfolio Holdings238 Portfolio Turnover Rate72% Investment Advisory Fees Paid2,419,552
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.9%
Countries-Other	5.6%
Netherlands	1.2%
Australia	1.3%
Spain	1.5%
Italy	1.6%
France	2.0%
Germany	2.3%
Switzerland	2.6%
United Kingdom	3.1%
Canada	4.1%
Japan	4.5%
United States	68.3%

Largest Holdings [Text Block]

Top 10 Holdings

Procter & Gamble Co.	1.7%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%
Cisco Systems, Inc.	1.3%
Wells Fargo & Co.	1.2%
PepsiCo, Inc.	1.1%
Verizon Communications, Inc.	1.1%
AT&T, Inc.	1.1%
Merck & Co., Inc.	1.0%
iShares Russell 1000 Value ETF	1.0%

Material Fund Change [Text Block]
C000200207
Shareholder Report [Line Items]
Fund Name	Voya Index Plus LargeCap Portfolio
Class Name	Class ADV
Trading Symbol	VIPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Plus LargeCap Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$118	1.05%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the S&P 500® Index, on a net asset value basis but outperformed on a gross-of-fee basis. Performance was driven by the core model, with five of the five pillars contributing to performance. The management & operations indicators contributed the most. The smaller market cap tilt was the main detractor.

↑ Top contributors to performance: On the sector level, stock selection within financials, information technology & consumer staples sectors contributed the most value. Among the key contributors were the underweight position in Intel Corp, overweight in NVIDIA Corp. & owning non-benchmark position in Spotify Technology SA.

↓ Top detractors from performance: Stock selection in the health care, consumer discretionary & industrials sectors detracted the most. Key individual detractors included underweight positions in Walmart, Inc., Broadcom Inc. & Tesla Inc.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	S&P 500® Index
8/24/2018	$10,000	$10,000	$10,000
2018	$8,696	$8,668	$8,783
2019	$11,253	$11,357	$11,549
2020	$12,982	$13,729	$13,674
2021	$16,698	$17,252	$17,599
2022	$13,451	$13,938	$14,412
2023	$16,871	$17,556	$18,201
2024	$21,016	$21,736	$22,755

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (8/24/2018)
Class ADV	24.57%	13.31%	12.40%
Russell 3000® Index	23.81%	13.86%	13.00%
S&P 500® Index	25.02%	14.53%	13.82%

AssetsNet	$ 833,918,684
Holdings Count | Holding	230
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$833,918,684 # of Portfolio Holdings230 Portfolio Turnover Rate59% Investment Advisory Fees Paid3,829,937
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.8%
Common Stock	99.3%

Largest Holdings [Text Block]

Top 10 Holdings

Apple, Inc.	7.3%
NVIDIA Corp.	6.9%
Microsoft Corp.	5.8%
Amazon.com, Inc.	4.2%
Alphabet, Inc. - Class A	3.9%
Meta Platforms, Inc. - Class A	2.5%
Tesla, Inc.	2.0%
Broadcom, Inc.	1.9%
Visa, Inc. - Class A	1.8%
Johnson & Johnson	1.0%

Material Fund Change [Text Block]
C000023722
Shareholder Report [Line Items]
Fund Name	Voya Index Plus LargeCap Portfolio
Class Name	Class I
Trading Symbol	IPLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Plus LargeCap Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$62	0.55%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the S&P 500® Index, on a net asset value basis but outperformed on a gross-of-fee basis. Performance was driven by the core model, with five of the five pillars contributing to performance. The management & operations indicators contributed the most. The smaller market cap tilt was the main detractor.

↑ Top contributors to performance: On the sector level, stock selection within financials, information technology & consumer staples sectors contributed the most value. Among the key contributors were the underweight position in Intel Corp, overweight in NVIDIA Corp. & owning non-benchmark position in Spotify Technology SA.

↓ Top detractors from performance: Stock selection in the health care, consumer discretionary & industrials sectors detracted the most. Key individual detractors included underweight positions in Walmart, Inc., Broadcom Inc. & Tesla Inc.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$10,084	$10,048	$10,138
2016	$11,120	$11,328	$11,351
2017	$13,860	$13,722	$13,828
2018	$12,916	$13,003	$13,223
2019	$16,798	$17,036	$17,386
2020	$19,470	$20,595	$20,586
2021	$25,165	$25,880	$26,496
2022	$20,372	$20,908	$21,697
2023	$25,683	$26,335	$27,401
2024	$32,155	$32,605	$34,257

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	25.20%	13.87%	12.39%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P 500® Index	25.02%	14.53%	13.10%

AssetsNet	$ 833,918,684
Holdings Count | Holding	230
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$833,918,684 # of Portfolio Holdings230 Portfolio Turnover Rate59% Investment Advisory Fees Paid3,829,937
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.8%
Common Stock	99.3%

Largest Holdings [Text Block]

Top 10 Holdings

Apple, Inc.	7.3%
NVIDIA Corp.	6.9%
Microsoft Corp.	5.8%
Amazon.com, Inc.	4.2%
Alphabet, Inc. - Class A	3.9%
Meta Platforms, Inc. - Class A	2.5%
Tesla, Inc.	2.0%
Broadcom, Inc.	1.9%
Visa, Inc. - Class A	1.8%
Johnson & Johnson	1.0%

Material Fund Change [Text Block]
C000023723
Shareholder Report [Line Items]
Fund Name	Voya Index Plus LargeCap Portfolio
Class Name	Class S
Trading Symbol	IPLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Plus LargeCap Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$90	0.80%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the S&P 500® Index, on a net asset value basis but outperformed on a gross-of-fee basis. Performance was driven by the core model, with five of the five pillars contributing to performance. The management & operations indicators contributed the most. The smaller market cap tilt was the main detractor.

↑ Top contributors to performance: On the sector level, stock selection within financials, information technology & consumer staples sectors contributed the most value. Among the key contributors were the underweight position in Intel Corp, overweight in NVIDIA Corp. & owning non-benchmark position in Spotify Technology SA.

↓ Top detractors from performance: Stock selection in the health care, consumer discretionary & industrials sectors detracted the most. Key individual detractors included underweight positions in Walmart, Inc., Broadcom Inc. & Tesla Inc.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$10,063	$10,048	$10,138
2016	$11,068	$11,328	$11,351
2017	$13,758	$13,722	$13,828
2018	$12,790	$13,003	$13,223
2019	$16,593	$17,036	$17,386
2020	$19,185	$20,595	$20,586
2021	$24,736	$25,880	$26,496
2022	$19,978	$20,908	$21,697
2023	$25,115	$26,335	$27,401
2024	$31,374	$32,605	$34,257

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	24.92%	13.59%	12.11%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P 500® Index	25.02%	14.53%	13.10%

AssetsNet	$ 833,918,684
Holdings Count | Holding	230
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$833,918,684 # of Portfolio Holdings230 Portfolio Turnover Rate59% Investment Advisory Fees Paid3,829,937
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.8%
Common Stock	99.3%

Largest Holdings [Text Block]

Top 10 Holdings

Apple, Inc.	7.3%
NVIDIA Corp.	6.9%
Microsoft Corp.	5.8%
Amazon.com, Inc.	4.2%
Alphabet, Inc. - Class A	3.9%
Meta Platforms, Inc. - Class A	2.5%
Tesla, Inc.	2.0%
Broadcom, Inc.	1.9%
Visa, Inc. - Class A	1.8%
Johnson & Johnson	1.0%

Material Fund Change [Text Block]
C000023724
Shareholder Report [Line Items]
Fund Name	Voya Index Plus MidCap Portfolio
Class Name	Class I
Trading Symbol	IPMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Plus MidCap Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$65	0.60%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P MidCap 400® Index . The outperformance came from the core model, with five of the five pillars contributing to performance. The management & sentiment indicators contributed the most.

↑ Top contributors to performance: On the sector level, stock selection within financials, real estate & health care sectors contributed the most value. Among the key contributors were the overweight position to Jefferies Financial Group Inc., not owning Flagstar Financial, Inc. & a modest overweight to Super Micro Computer, Inc.

↓ Top detractors from performance: On a sector level, U.S. Residential, U.S. Office & U.S. Towers detracted. Positioning in the U.K., Hong Kong and Singapore hurt performance. Key individual detractors included Sun Communities, Rexford Industrial Realty & Digital Realty Trust.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	S&P MidCap 400® Index
2014	$10,000	$10,000	$10,000
2015	$9,821	$10,048	$9,782
2016	$11,603	$11,328	$11,811
2017	$13,178	$13,722	$13,729
2018	$11,288	$13,003	$12,208
2019	$14,345	$17,036	$15,406
2020	$15,529	$20,595	$17,511
2021	$19,837	$25,880	$21,846
2022	$17,002	$20,908	$18,993
2023	$19,981	$26,335	$22,115
2024	$23,013	$32,605	$25,195

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	15.17%	9.91%	8.69%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P MidCap 400® Index	13.93%	10.34%	9.68%

AssetsNet	$ 504,763,154
Holdings Count | Holding	305
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$504,763,154 # of Portfolio Holdings305 Portfolio Turnover Rate60% Investment Advisory Fees Paid$2,230,247
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	1.9%
Common Stock	98.2%

Largest Holdings [Text Block]

Top 10 Holdings

US Foods Holding Corp.	1.0%
Pure Storage, Inc. - Class A	1.0%
AECOM	1.0%
Equitable Holdings, Inc.	1.0%
Owens Corning	1.0%
Unum Group	0.9%
EMCOR Group, Inc.	0.9%
RPM International, Inc.	0.9%
Illumina, Inc.	0.8%
Dynatrace, Inc.	0.8%

Material Fund Change [Text Block]
C000023725
Shareholder Report [Line Items]
Fund Name	Voya Index Plus MidCap Portfolio
Class Name	Class S
Trading Symbol	IPMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Plus MidCap Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P MidCap 400® Index . The outperformance came from the core model, with five of the five pillars contributing to performance. The management & sentiment indicators contributed the most.

↑ Top contributors to performance: On the sector level, stock selection within financials, real estate & health care sectors contributed the most value. Among the key contributors were the overweight position to Jefferies Financial Group Inc., not owning Flagstar Financial, Inc. & a modest overweight to Super Micro Computer, Inc.

↓ Top detractors from performance: On a sector level, U.S. Residential, U.S. Office & U.S. Towers detracted. Positioning in the U.K., Hong Kong and Singapore hurt performance. Key individual detractors included Sun Communities, Rexford Industrial Realty & Digital Realty Trust.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	S&P MidCap 400® Index
2014	$10,000	$10,000	$10,000
2015	$9,794	$10,048	$9,782
2016	$11,541	$11,328	$11,811
2017	$13,074	$13,722	$13,729
2018	$11,175	$13,003	$12,208
2019	$14,164	$17,036	$15,406
2020	$15,294	$20,595	$17,511
2021	$19,498	$25,880	$21,846
2022	$16,668	$20,908	$18,993
2023	$19,535	$26,335	$22,115
2024	$22,448	$32,605	$25,195

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	14.92%	9.65%	8.42%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P MidCap 400® Index	13.93%	10.34%	9.68%

AssetsNet	$ 504,763,154
Holdings Count | Holding	305
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$504,763,154 # of Portfolio Holdings305 Portfolio Turnover Rate60% Investment Advisory Fees Paid$2,230,247
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	1.9%
Common Stock	98.2%

Largest Holdings [Text Block]

Top 10 Holdings

US Foods Holding Corp.	1.0%
Pure Storage, Inc. - Class A	1.0%
AECOM	1.0%
Equitable Holdings, Inc.	1.0%
Owens Corning	1.0%
Unum Group	0.9%
EMCOR Group, Inc.	0.9%
RPM International, Inc.	0.9%
Illumina, Inc.	0.8%
Dynatrace, Inc.	0.8%

Material Fund Change [Text Block]
C000023726
Shareholder Report [Line Items]
Fund Name	Voya Index Plus SmallCap Portfolio
Class Name	Class I
Trading Symbol	IPSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Plus SmallCap Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the S&P SmallCap 600® Index. A large detractor from performance was the smaller market cap tilt. The main contributor to performance came from the core model, specifically the sentiment factor.

↑ Top contributors to performance: On the sector level, stock selection within financials, consumer discretionary & consumer staples sectors contributed the most value. Among the key contributors for the period were the overweight positions to Powell Industries, Inc., DXP Enterprises, Inc., & Payoneer Global, Inc.

↓ Top detractors from performance: Stock selection in the communication services, materials & real estate sectors detracted the most. Key individual detractors included underweight positions in Lumen Technologies, Inc., Galukos Corp. & RadNet, Inc.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	S&P SmallCap 600® Index
2014	$10,000	$10,000	$10,000
2015	$9,679	$10,048	$9,803
2016	$12,323	$11,328	$12,407
2017	$13,545	$13,722	$14,048
2018	$11,866	$13,003	$12,857
2019	$14,453	$17,036	$15,786
2020	$15,232	$20,595	$17,568
2021	$19,565	$25,880	$22,279
2022	$16,825	$20,908	$18,692
2023	$19,889	$26,335	$21,693
2024	$21,616	$32,605	$23,580

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	8.69%	8.38%	8.01%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P SmallCap 600® Index	8.70%	8.36%	8.96%

AssetsNet	$ 229,575,090
Holdings Count | Holding	486
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$229,575,090 # of Portfolio Holdings486 Portfolio Turnover Rate59% Investment Advisory Fees Paid973,312
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.1)%
Short-Term Investments	3.4%
Common Stock	98.7%

Largest Holdings [Text Block]

Top 10 Holdings

Alaska Air Group, Inc.	0.9%
ATI, Inc.	0.7%
Merit Medical Systems, Inc.	0.7%
Boise Cascade Co.	0.7%
SM Energy Co.	0.7%
Prestige Consumer Healthcare, Inc.	0.7%
Tanger Factory Outlet Centers, Inc.	0.7%
EnPro Industries, Inc.	0.7%
Franklin Electric Co., Inc.	0.7%
SPX Technologies, Inc.	0.7%

Material Fund Change [Text Block]
C000023727
Shareholder Report [Line Items]
Fund Name	Voya Index Plus SmallCap Portfolio
Class Name	Class S
Trading Symbol	IPSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Plus SmallCap Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the S&P SmallCap 600® Index. A large detractor from performance was the smaller market cap tilt. The main contributor to performance came from the core model, specifically the sentiment factor.

↑ Top contributors to performance: On the sector level, stock selection within financials, consumer discretionary & consumer staples sectors contributed the most value. Among the key contributors for the period were the overweight positions to Powell Industries, Inc., DXP Enterprises, Inc., & Payoneer Global, Inc.

↓ Top detractors from performance: Stock selection in the communication services, materials & real estate sectors detracted the most. Key individual detractors included underweight positions in Lumen Technologies, Inc., Galukos Corp. & RadNet, Inc.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	S&P SmallCap 600® Index
2014	$10,000	$10,000	$10,000
2015	$9,653	$10,048	$9,803
2016	$12,260	$11,328	$12,407
2017	$13,438	$13,722	$14,048
2018	$11,742	$13,003	$12,857
2019	$14,273	$17,036	$15,786
2020	$15,002	$20,595	$17,568
2021	$19,222	$25,880	$22,279
2022	$16,492	$20,908	$18,692
2023	$19,443	$26,335	$21,693
2024	$21,074	$32,605	$23,580

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	8.39%	8.11%	7.74%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P SmallCap 600® Index	8.70%	8.36%	8.96%

AssetsNet	$ 229,575,090
Holdings Count | Holding	486
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$229,575,090 # of Portfolio Holdings486 Portfolio Turnover Rate59% Investment Advisory Fees Paid973,312
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.1)%
Short-Term Investments	3.4%
Common Stock	98.7%

Largest Holdings [Text Block]

Top 10 Holdings

Alaska Air Group, Inc.	0.9%
ATI, Inc.	0.7%
Merit Medical Systems, Inc.	0.7%
Boise Cascade Co.	0.7%
SM Energy Co.	0.7%
Prestige Consumer Healthcare, Inc.	0.7%
Tanger Factory Outlet Centers, Inc.	0.7%
EnPro Industries, Inc.	0.7%
Franklin Electric Co., Inc.	0.7%
SPX Technologies, Inc.	0.7%

Material Fund Change [Text Block]
C000060418
Shareholder Report [Line Items]
Fund Name	Voya International Index Portfolio
Class Name	Class ADV
Trading Symbol	IIIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$96	0.94%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the MSCI EAFE®. The Fund attempts to track the MSCI EAFE® by investing in most of the stocks which make up the MSCI EAFE®. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the MSCI EAFE®. The approach is employed because of the relatively large number of small and/or illiquid stocks in the MSCI EAFE®. The Fund may not always hold all of the same securities as the MSCI EAFE®.

↑ Top contributors to performance: Absolute performance was strongest within financials, communication services & industrials.

↓ Top detractors from performance: Materials, energy and consumer staples were the bottom absolute performing sectors for the period.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000
2015	$9,857	$9,434	$9,919
2016	$9,893	$9,859	$10,018
2017	$12,286	$12,539	$12,526
2018	$10,553	$10,759	$10,798
2019	$12,755	$13,073	$13,175
2020	$13,683	$14,465	$14,205
2021	$15,108	$15,596	$15,805
2022	$12,837	$13,101	$13,521
2023	$15,033	$15,146	$15,987
2024	$15,425	$15,985	$16,598

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	2.61%	3.88%	4.43%
MSCI All Country World Ex-U.S. Index℠	5.53%	4.10%	4.80%
MSCI EAFE® Index	3.82%	4.73%	5.20%

AssetsNet	$ 1,139,130,379
Holdings Count | Holding	742
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,139,130,379 # of Portfolio Holdings742 Portfolio Turnover Rate7% Investment Advisory Fees Paid$4,117,881
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	3.7%
Countries-Other	8.5%
Italy	2.5%
Spain	2.7%
Denmark	2.8%
Sweden	3.4%
Netherlands	4.5%
Australia	6.3%
Germany	8.9%
Switzerland	9.6%
France	10.6%
United Kingdom	14.3%
Japan	22.2%

Largest Holdings [Text Block]

Top 10 Holdings

ASML Holding NV	1.7%
Novo Nordisk A/S - Class B	1.7%
SAP SE	1.6%
Nestle SA	1.3%
AstraZeneca PLC	1.2%
Toyota Motor Corp.	1.2%
Roche Holding AG	1.2%
Shell PLC	1.2%
Novartis AG	1.2%
LVMH Moet Hennessy Louis Vuitton SE	1.1%

Material Fund Change [Text Block]
C000060419
Shareholder Report [Line Items]
Fund Name	Voya International Index Portfolio
Class Name	Class I
Trading Symbol	IIIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the MSCI EAFE®. The Fund attempts to track the MSCI EAFE® by investing in most of the stocks which make up the MSCI EAFE®. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the MSCI EAFE®. The approach is employed because of the relatively large number of small and/or illiquid stocks in the MSCI EAFE®. The Fund may not always hold all of the same securities as the MSCI EAFE®.

↑ Top contributors to performance: Absolute performance was strongest within financials, communication services & industrials.

↓ Top detractors from performance: Materials, energy and consumer staples were the bottom absolute performing sectors for the period.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000
2015	$9,912	$9,434	$9,919
2016	$9,994	$9,859	$10,018
2017	$12,481	$12,539	$12,526
2018	$10,767	$10,759	$10,798
2019	$13,076	$13,073	$13,175
2020	$14,109	$14,465	$14,205
2021	$15,642	$15,596	$15,805
2022	$13,360	$13,101	$13,521
2023	$15,729	$15,146	$15,987
2024	$16,206	$15,985	$16,598

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	3.03%	4.39%	4.95%
MSCI All Country World Ex-U.S. Index℠	5.53%	4.10%	4.80%
MSCI EAFE® Index	3.82%	4.73%	5.20%

AssetsNet	$ 1,139,130,379
Holdings Count | Holding	742
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,139,130,379 # of Portfolio Holdings742 Portfolio Turnover Rate7% Investment Advisory Fees Paid$4,117,881
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	3.7%
Countries-Other	8.5%
Italy	2.5%
Spain	2.7%
Denmark	2.8%
Sweden	3.4%
Netherlands	4.5%
Australia	6.3%
Germany	8.9%
Switzerland	9.6%
France	10.6%
United Kingdom	14.3%
Japan	22.2%

Largest Holdings [Text Block]

Top 10 Holdings

ASML Holding NV	1.7%
Novo Nordisk A/S - Class B	1.7%
SAP SE	1.6%
Nestle SA	1.3%
AstraZeneca PLC	1.2%
Toyota Motor Corp.	1.2%
Roche Holding AG	1.2%
Shell PLC	1.2%
Novartis AG	1.2%
LVMH Moet Hennessy Louis Vuitton SE	1.1%

Material Fund Change [Text Block]
C000060420
Shareholder Report [Line Items]
Fund Name	Voya International Index Portfolio
Class Name	Class S
Trading Symbol	INTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the MSCI EAFE®. The Fund attempts to track the MSCI EAFE® by investing in most of the stocks which make up the MSCI EAFE®. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the MSCI EAFE®. The approach is employed because of the relatively large number of small and/or illiquid stocks in the MSCI EAFE®. The Fund may not always hold all of the same securities as the MSCI EAFE®.

↑ Top contributors to performance: Absolute performance was strongest within financials, communication services & industrials.

↓ Top detractors from performance: Materials, energy and consumer staples were the bottom absolute performing sectors for the period.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000
2015	$9,893	$9,434	$9,919
2016	$9,947	$9,859	$10,018
2017	$12,384	$12,539	$12,526
2018	$10,668	$10,759	$10,798
2019	$12,912	$13,073	$13,175
2020	$13,896	$14,465	$14,205
2021	$15,371	$15,596	$15,805
2022	$13,085	$13,101	$13,521
2023	$15,380	$15,146	$15,987
2024	$15,797	$15,985	$16,598

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	2.72%	4.12%	4.68%
MSCI All Country World Ex-U.S. Index℠	5.53%	4.10%	4.80%
MSCI EAFE® Index	3.82%	4.73%	5.20%

AssetsNet	$ 1,139,130,379
Holdings Count | Holding	742
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,139,130,379 # of Portfolio Holdings742 Portfolio Turnover Rate7% Investment Advisory Fees Paid$4,117,881
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	3.7%
Countries-Other	8.5%
Italy	2.5%
Spain	2.7%
Denmark	2.8%
Sweden	3.4%
Netherlands	4.5%
Australia	6.3%
Germany	8.9%
Switzerland	9.6%
France	10.6%
United Kingdom	14.3%
Japan	22.2%

Largest Holdings [Text Block]

Top 10 Holdings

ASML Holding NV	1.7%
Novo Nordisk A/S - Class B	1.7%
SAP SE	1.6%
Nestle SA	1.3%
AstraZeneca PLC	1.2%
Toyota Motor Corp.	1.2%
Roche Holding AG	1.2%
Shell PLC	1.2%
Novartis AG	1.2%
LVMH Moet Hennessy Louis Vuitton SE	1.1%

Material Fund Change [Text Block]
C000074922
Shareholder Report [Line Items]
Fund Name	Voya International Index Portfolio
Class Name	Class S2
Trading Symbol	ISIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the MSCI EAFE®. The Fund attempts to track the MSCI EAFE® by investing in most of the stocks which make up the MSCI EAFE®. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the MSCI EAFE®. The approach is employed because of the relatively large number of small and/or illiquid stocks in the MSCI EAFE®. The Fund may not always hold all of the same securities as the MSCI EAFE®.

↑ Top contributors to performance: Absolute performance was strongest within financials, communication services & industrials.

↓ Top detractors from performance: Materials, energy and consumer staples were the bottom absolute performing sectors for the period.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000
2015	$9,875	$9,434	$9,919
2016	$9,911	$9,859	$10,018
2017	$12,334	$12,539	$12,526
2018	$10,598	$10,759	$10,798
2019	$12,817	$13,073	$13,175
2020	$13,766	$14,465	$14,205
2021	$15,209	$15,596	$15,805
2022	$12,930	$13,101	$13,521
2023	$15,167	$15,146	$15,987
2024	$15,564	$15,985	$16,598

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	2.62%	3.96%	4.52%
MSCI All Country World Ex-U.S. Index℠	5.53%	4.10%	4.80%
MSCI EAFE® Index	3.82%	4.73%	5.20%

AssetsNet	$ 1,139,130,379
Holdings Count | Holding	742
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,139,130,379 # of Portfolio Holdings742 Portfolio Turnover Rate7% Investment Advisory Fees Paid$4,117,881
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	3.7%
Countries-Other	8.5%
Italy	2.5%
Spain	2.7%
Denmark	2.8%
Sweden	3.4%
Netherlands	4.5%
Australia	6.3%
Germany	8.9%
Switzerland	9.6%
France	10.6%
United Kingdom	14.3%
Japan	22.2%

Largest Holdings [Text Block]

Top 10 Holdings

ASML Holding NV	1.7%
Novo Nordisk A/S - Class B	1.7%
SAP SE	1.6%
Nestle SA	1.3%
AstraZeneca PLC	1.2%
Toyota Motor Corp.	1.2%
Roche Holding AG	1.2%
Shell PLC	1.2%
Novartis AG	1.2%
LVMH Moet Hennessy Louis Vuitton SE	1.1%

Material Fund Change [Text Block]
C000076102
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Growth Index Portfolio
Class Name	Class ADV
Trading Symbol	IRLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Large Cap Growth Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$109	0.93%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200®Growth Index. The Fund attempts to track the Russell Top 200® Growth Index by principally investing stocks that make up the Russell Top 200® Growth Index. The Fund may not always hold all of the same securities as the Russell Top 200® Growth Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within communication services, information technology, consumer discretionary and financials.

↓ Top detractors from performance: Real estate was the bottom performing sector on an absolute basis for the reporting period & the only sector posting negative returns.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	Russell Top 200® Growth Index
7/13/2015	$10,000	$10,000	$10,000
2015	$10,098	$9,694	$10,143
2016	$10,717	$10,929	$10,848
2017	$13,996	$13,238	$14,311
2018	$13,794	$12,545	$14,236
2019	$18,649	$16,436	$19,430
2020	$25,699	$19,869	$27,073
2021	$33,406	$24,968	$35,531
2022	$23,250	$20,172	$24,964
2023	$33,779	$25,408	$36,603
2024	$45,235	$31,456	$49,472

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (7/13/2015)
Class ADV	33.91%	19.39%	17.28%
Russell 3000® Index	23.81%	13.86%	12.87%
Russell Top 200® Growth Index	35.16%	20.56%	18.40%

AssetsNet	$ 1,453,905,107
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,453,905,107 # of Portfolio Holdings108 Portfolio Turnover Rate29% Investment Advisory Fees Paid$6,171,530
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.2%
Exchange-Traded Funds	0.2%
Common Stock	99.7%

Largest Holdings [Text Block]

Top 10 Holdings

Apple, Inc.	13.5%
NVIDIA Corp.	11.9%
Microsoft Corp.	11.9%
Amazon.com, Inc.	7.8%
Meta Platforms, Inc. - Class A	4.8%
Tesla, Inc.	4.2%
Alphabet, Inc. - Class A	4.2%
Broadcom, Inc.	4.0%
Alphabet, Inc. - Class C	3.5%
Eli Lilly & Co.	2.3%

Material Fund Change [Text Block]
C000076103
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Growth Index Portfolio
Class Name	Class I
Trading Symbol	IRLNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Large Cap Growth Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$51	0.43%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200®Growth Index. The Fund attempts to track the Russell Top 200® Growth Index by principally investing stocks that make up the Russell Top 200® Growth Index. The Fund may not always hold all of the same securities as the Russell Top 200® Growth Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within communication services, information technology, consumer discretionary and financials.

↓ Top detractors from performance: Real estate was the bottom performing sector on an absolute basis for the reporting period & the only sector posting negative returns.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell Top 200® Growth Index
2014	$10,000	$10,000	$10,000
2015	$10,760	$10,048	$10,818
2016	$11,466	$11,328	$11,570
2017	$15,051	$13,722	$15,263
2018	$14,906	$13,003	$15,184
2019	$20,247	$17,036	$20,723
2020	$28,035	$20,595	$28,875
2021	$36,632	$25,880	$37,895
2022	$25,633	$20,908	$26,625
2023	$37,421	$26,335	$39,039
2024	$50,368	$32,605	$52,764

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	34.60%	19.99%	17.55%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Top 200® Growth Index	35.16%	20.56%	18.10%

AssetsNet	$ 1,453,905,107
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,453,905,107 # of Portfolio Holdings108 Portfolio Turnover Rate29% Investment Advisory Fees Paid$6,171,530
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.2%
Exchange-Traded Funds	0.2%
Common Stock	99.7%

Largest Holdings [Text Block]

Top 10 Holdings

Apple, Inc.	13.5%
NVIDIA Corp.	11.9%
Microsoft Corp.	11.9%
Amazon.com, Inc.	7.8%
Meta Platforms, Inc. - Class A	4.8%
Tesla, Inc.	4.2%
Alphabet, Inc. - Class A	4.2%
Broadcom, Inc.	4.0%
Alphabet, Inc. - Class C	3.5%
Eli Lilly & Co.	2.3%

Material Fund Change [Text Block]
C000076104
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Growth Index Portfolio
Class Name	Class S
Trading Symbol	IRLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Large Cap Growth Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$80	0.68%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200®Growth Index. The Fund attempts to track the Russell Top 200® Growth Index by principally investing stocks that make up the Russell Top 200® Growth Index. The Fund may not always hold all of the same securities as the Russell Top 200® Growth Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within communication services, information technology, consumer discretionary and financials.

↓ Top detractors from performance: Real estate was the bottom performing sector on an absolute basis for the reporting period & the only sector posting negative returns.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell Top 200® Growth Index
2014	$10,000	$10,000	$10,000
2015	$10,737	$10,048	$10,818
2016	$11,415	$11,328	$11,570
2017	$14,945	$13,722	$15,263
2018	$14,764	$13,003	$15,184
2019	$20,001	$17,036	$20,723
2020	$27,626	$20,595	$28,875
2021	$36,013	$25,880	$37,895
2022	$25,134	$20,908	$26,625
2023	$36,608	$26,335	$39,039
2024	$49,149	$32,605	$52,764

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	34.25%	19.70%	17.26%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Top 200® Growth Index	35.16%	20.56%	18.10%

AssetsNet	$ 1,453,905,107
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,453,905,107 # of Portfolio Holdings108 Portfolio Turnover Rate29% Investment Advisory Fees Paid$6,171,530
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.2%
Exchange-Traded Funds	0.2%
Common Stock	99.7%

Largest Holdings [Text Block]

Top 10 Holdings

Apple, Inc.	13.5%
NVIDIA Corp.	11.9%
Microsoft Corp.	11.9%
Amazon.com, Inc.	7.8%
Meta Platforms, Inc. - Class A	4.8%
Tesla, Inc.	4.2%
Alphabet, Inc. - Class A	4.2%
Broadcom, Inc.	4.0%
Alphabet, Inc. - Class C	3.5%
Eli Lilly & Co.	2.3%

Material Fund Change [Text Block]
C000060424
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Index Portfolio
Class Name	Class ADV
Trading Symbol	IRLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$98	0.86%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200® Index. The Fund attempts to track the Russell Top 200® Index by principally investing in stocks that make up the Russell Top 200® Index. The Fund may not always hold all of the same securities as the Russell Top 200® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within communication services, information technology, consumer discretionary and financials.

↓ Top detractors from performance: Real estate was the bottom performing sector on an absolute basis for the reporting period & the only sector posting negative returns.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	Russell Top 200® Index
2014	$10,000	$10,000	$10,000
2015	$10,152	$10,048	$10,236
2016	$11,213	$11,328	$11,396
2017	$13,675	$13,722	$14,012
2018	$13,139	$13,003	$13,581
2019	$17,167	$17,036	$17,892
2020	$20,815	$20,595	$21,895
2021	$26,395	$25,880	$28,004
2022	$20,989	$20,908	$22,467
2023	$27,024	$26,335	$29,175
2024	$34,140	$32,605	$37,180

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	26.33%	14.74%	13.07%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Top 200® Index	27.44%	15.75%	14.03%

AssetsNet	$ 894,441,921
Holdings Count | Holding	201
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$894,441,921 # of Portfolio Holdings201 Portfolio Turnover Rate15% Investment Advisory Fees Paid$5,658,442
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.3%
Exchange-Traded Funds	0.1%
Common Stock	99.6%

Largest Holdings [Text Block]

Top 10 Holdings

Apple, Inc.	8.5%
NVIDIA Corp.	7.4%
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc. - Class A	3.0%
Tesla, Inc.	2.7%
Alphabet, Inc. - Class A	2.6%
Broadcom, Inc.	2.5%
Alphabet, Inc. - Class C	2.2%
Berkshire Hathaway, Inc. - Class B	2.0%

Material Fund Change [Text Block]
C000060425
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Index Portfolio
Class Name	Class I
Trading Symbol	IIRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$41	0.36%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200® Index. The Fund attempts to track the Russell Top 200® Index by principally investing in stocks that make up the Russell Top 200® Index. The Fund may not always hold all of the same securities as the Russell Top 200® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within communication services, information technology, consumer discretionary and financials.

↓ Top detractors from performance: Real estate was the bottom performing sector on an absolute basis for the reporting period & the only sector posting negative returns.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell Top 200® Index
2014	$10,000	$10,000	$10,000
2015	$10,209	$10,048	$10,236
2016	$11,326	$11,328	$11,396
2017	$13,883	$13,722	$14,012
2018	$13,403	$13,003	$13,581
2019	$17,604	$17,036	$17,892
2020	$21,452	$20,595	$21,895
2021	$27,330	$25,880	$28,004
2022	$21,846	$20,908	$22,467
2023	$28,270	$26,335	$29,175
2024	$35,888	$32,605	$37,180

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	26.95%	15.31%	13.63%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Top 200® Index	27.44%	15.75%	14.03%

AssetsNet	$ 894,441,921
Holdings Count | Holding	201
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$894,441,921 # of Portfolio Holdings201 Portfolio Turnover Rate15% Investment Advisory Fees Paid$5,658,442
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.3%
Exchange-Traded Funds	0.1%
Common Stock	99.6%

Largest Holdings [Text Block]

Top 10 Holdings

Apple, Inc.	8.5%
NVIDIA Corp.	7.4%
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc. - Class A	3.0%
Tesla, Inc.	2.7%
Alphabet, Inc. - Class A	2.6%
Broadcom, Inc.	2.5%
Alphabet, Inc. - Class C	2.2%
Berkshire Hathaway, Inc. - Class B	2.0%

Material Fund Change [Text Block]
C000060426
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Index Portfolio
Class Name	Class S
Trading Symbol	IRLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$70	0.61%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200® Index. The Fund attempts to track the Russell Top 200® Index by principally investing in stocks that make up the Russell Top 200® Index. The Fund may not always hold all of the same securities as the Russell Top 200® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within communication services, information technology, consumer discretionary and financials.

↓ Top detractors from performance: Real estate was the bottom performing sector on an absolute basis for the reporting period & the only sector posting negative returns.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell Top 200® Index
2014	$10,000	$10,000	$10,000
2015	$10,179	$10,048	$10,236
2016	$11,272	$11,328	$11,396
2017	$13,782	$13,722	$14,012
2018	$13,274	$13,003	$13,581
2019	$17,384	$17,036	$17,892
2020	$21,135	$20,595	$21,895
2021	$26,869	$25,880	$28,004
2022	$21,424	$20,908	$22,467
2023	$27,654	$26,335	$29,175
2024	$35,017	$32,605	$37,180

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	26.62%	15.03%	13.35%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Top 200® Index	27.44%	15.75%	14.03%

AssetsNet	$ 894,441,921
Holdings Count | Holding	201
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$894,441,921 # of Portfolio Holdings201 Portfolio Turnover Rate15% Investment Advisory Fees Paid$5,658,442
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.3%
Exchange-Traded Funds	0.1%
Common Stock	99.6%

Largest Holdings [Text Block]

Top 10 Holdings

Apple, Inc.	8.5%
NVIDIA Corp.	7.4%
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc. - Class A	3.0%
Tesla, Inc.	2.7%
Alphabet, Inc. - Class A	2.6%
Broadcom, Inc.	2.5%
Alphabet, Inc. - Class C	2.2%
Berkshire Hathaway, Inc. - Class B	2.0%

Material Fund Change [Text Block]
C000074924
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Index Portfolio
Class Name	Class S2
Trading Symbol	IRLUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$86	0.76%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200® Index. The Fund attempts to track the Russell Top 200® Index by principally investing in stocks that make up the Russell Top 200® Index. The Fund may not always hold all of the same securities as the Russell Top 200® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within communication services, information technology, consumer discretionary and financials.

↓ Top detractors from performance: Real estate was the bottom performing sector on an absolute basis for the reporting period & the only sector posting negative returns.

Line Graph [Table Text Block]
	Class S2	Russell 3000® Index	Russell Top 200® Index
2014	$10,000	$10,000	$10,000
2015	$10,163	$10,048	$10,236
2016	$11,234	$11,328	$11,396
2017	$13,714	$13,722	$14,012
2018	$13,191	$13,003	$13,581
2019	$17,254	$17,036	$17,892
2020	$20,942	$20,595	$21,895
2021	$26,580	$25,880	$28,004
2022	$21,157	$20,908	$22,467
2023	$27,269	$26,335	$29,175
2024	$34,474	$32,605	$37,180

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	26.42%	14.85%	13.17%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Top 200® Index	27.44%	15.75%	14.03%

AssetsNet	$ 894,441,921
Holdings Count | Holding	201
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$894,441,921 # of Portfolio Holdings201 Portfolio Turnover Rate15% Investment Advisory Fees Paid$5,658,442
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.3%
Exchange-Traded Funds	0.1%
Common Stock	99.6%

Largest Holdings [Text Block]

Top 10 Holdings

Apple, Inc.	8.5%
NVIDIA Corp.	7.4%
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc. - Class A	3.0%
Tesla, Inc.	2.7%
Alphabet, Inc. - Class A	2.6%
Broadcom, Inc.	2.5%
Alphabet, Inc. - Class C	2.2%
Berkshire Hathaway, Inc. - Class B	2.0%

Material Fund Change [Text Block]
C000076109
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Value Index Portfolio
Class Name	Class ADV
Trading Symbol	IRVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Large Cap Value Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$90	0.84%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200® Value Index. The Fund attempts to track the Russell Top 200® Value Index by principally investing in stocks that make up the Russell Top 200® Value Index. The Fund may not always hold all of the same securities as the Russell Top 200® Value Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within financials, consumer staples, industrials & utilities.

↓ Top detractors from performance: Real estate was the bottom performing sector on an absolute basis for the reporting period & the only sector posting negative returns.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	Russell Top 200® Value Index
7/13/2015	$10,000	$10,000	$10,000
2015	$9,608	$9,694	$9,645
2016	$11,059	$10,929	$11,207
2017	$12,502	$13,238	$12,757
2018	$11,605	$12,545	$11,964
2019	$14,541	$16,436	$15,118
2020	$14,686	$19,869	$15,366
2021	$17,980	$24,968	$18,970
2022	$16,909	$20,172	$18,001
2023	$18,546	$25,408	$19,916
2024	$21,212	$31,456	$22,937

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (7/13/2015)
Class ADV	14.38%	7.84%	8.27%
Russell 3000® Index	23.81%	13.86%	12.87%
Russell Top 200® Value Index	15.17%	8.70%	9.17%

AssetsNet	$ 210,712,905
Holdings Count | Holding	160
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$210,712,905 # of Portfolio Holdings160 Portfolio Turnover Rate36% Investment Advisory Fees Paid$2,803,830
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.5%
Exchange-Traded Funds	0.5%
Common Stock	99.0%

Largest Holdings [Text Block]

Top 10 Holdings

Berkshire Hathaway, Inc. - Class B	5.2%
JPMorgan Chase & Co.	4.2%
Exxon Mobil Corp.	3.0%
UnitedHealth Group, Inc.	2.7%
Walmart, Inc.	2.4%
Johnson & Johnson	2.2%
Procter & Gamble Co.	1.9%
Bank of America Corp.	1.8%
Chevron Corp.	1.6%
Cisco Systems, Inc.	1.5%

Material Fund Change [Text Block]
C000076106
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Value Index Portfolio
Class Name	Class I
Trading Symbol	IRVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Large Cap Value Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$37	0.34%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200® Value Index. The Fund attempts to track the Russell Top 200® Value Index by principally investing in stocks that make up the Russell Top 200® Value Index. The Fund may not always hold all of the same securities as the Russell Top 200® Value Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within financials, consumer staples, industrials & utilities.

↓ Top detractors from performance: Real estate was the bottom performing sector on an absolute basis for the reporting period & the only sector posting negative returns.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell Top 200® Value Index
2014	$10,000	$10,000	$10,000
2015	$9,650	$10,048	$9,659
2016	$11,160	$11,328	$11,224
2017	$12,661	$13,722	$12,776
2018	$11,823	$13,003	$11,981
2019	$14,887	$17,036	$15,140
2020	$15,108	$20,595	$15,388
2021	$18,581	$25,880	$18,998
2022	$17,562	$20,908	$18,027
2023	$19,366	$26,335	$19,945
2024	$22,268	$32,605	$22,971

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	14.99%	8.39%	8.34%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Top 200® Value Index	15.17%	8.70%	8.67%

AssetsNet	$ 210,712,905
Holdings Count | Holding	160
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$210,712,905 # of Portfolio Holdings160 Portfolio Turnover Rate36% Investment Advisory Fees Paid$2,803,830
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.5%
Exchange-Traded Funds	0.5%
Common Stock	99.0%

Largest Holdings [Text Block]

Top 10 Holdings

Berkshire Hathaway, Inc. - Class B	5.2%
JPMorgan Chase & Co.	4.2%
Exxon Mobil Corp.	3.0%
UnitedHealth Group, Inc.	2.7%
Walmart, Inc.	2.4%
Johnson & Johnson	2.2%
Procter & Gamble Co.	1.9%
Bank of America Corp.	1.8%
Chevron Corp.	1.6%
Cisco Systems, Inc.	1.5%

Material Fund Change [Text Block]
C000076107
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Value Index Portfolio
Class Name	Class S
Trading Symbol	IRVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Large Cap Value Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200® Value Index. The Fund attempts to track the Russell Top 200® Value Index by principally investing in stocks that make up the Russell Top 200® Value Index. The Fund may not always hold all of the same securities as the Russell Top 200® Value Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within financials, consumer staples, industrials & utilities.

↓ Top detractors from performance: Real estate was the bottom performing sector on an absolute basis for the reporting period & the only sector posting negative returns.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell Top 200® Value Index
2014	$10,000	$10,000	$10,000
2015	$9,623	$10,048	$9,659
2016	$11,096	$11,328	$11,224
2017	$12,560	$13,722	$12,776
2018	$11,699	$13,003	$11,981
2019	$14,696	$17,036	$15,140
2020	$14,873	$20,595	$15,388
2021	$18,251	$25,880	$18,998
2022	$17,209	$20,908	$18,027
2023	$18,927	$26,335	$19,945
2024	$21,703	$32,605	$22,971

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	14.66%	8.11%	8.06%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Top 200® Value Index	15.17%	8.70%	8.67%

AssetsNet	$ 210,712,905
Holdings Count | Holding	160
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$210,712,905 # of Portfolio Holdings160 Portfolio Turnover Rate36% Investment Advisory Fees Paid$2,803,830
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.5%
Exchange-Traded Funds	0.5%
Common Stock	99.0%

Largest Holdings [Text Block]

Top 10 Holdings

Berkshire Hathaway, Inc. - Class B	5.2%
JPMorgan Chase & Co.	4.2%
Exxon Mobil Corp.	3.0%
UnitedHealth Group, Inc.	2.7%
Walmart, Inc.	2.4%
Johnson & Johnson	2.2%
Procter & Gamble Co.	1.9%
Bank of America Corp.	1.8%
Chevron Corp.	1.6%
Cisco Systems, Inc.	1.5%

Material Fund Change [Text Block]
C000076111
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Mid Cap Growth Index Portfolio
Class Name	Class I
Trading Symbol	IRGJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Mid Cap Growth Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$45	0.40%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Midcap® Growth Index. The Fund attempts to track the Russell Midcap® Growth Index by principally investing in stocks that make up the Russell Midcap® Growth Index. The Fund may not always hold all of the same securities as the Russell Midcap® Growth Index.

↑ Top contributors to performance: Absolute performance was strongest within utilities, communication services, information technology & financials.

↓ Top detractors from performance: By contrast, consumer staples, materials and health care were the bottom absolute performing sectors.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell Midcap® Growth Index
2014	$10,000	$10,000	$10,000
2015	$9,941	$10,048	$9,980
2016	$10,648	$11,328	$10,712
2017	$13,274	$13,722	$13,418
2018	$12,592	$13,003	$12,781
2019	$16,984	$17,036	$17,314
2020	$22,900	$20,595	$23,477
2021	$25,715	$25,880	$26,465
2022	$18,780	$20,908	$19,394
2023	$23,540	$26,335	$24,410
2024	$28,611	$32,605	$29,806

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	21.54%	10.99%	11.08%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%

AssetsNet	$ 974,852,288
Holdings Count | Holding	297
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$974,852,288 # of Portfolio Holdings297 Portfolio Turnover Rate54% Investment Advisory Fees Paid$3,534,728
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.1)%
Short-Term Investments	0.6%
Exchange-Traded Funds	0.1%
Common Stock	100.4%

Largest Holdings [Text Block]

Top 10 Holdings

Palantir Technologies, Inc. - Class A	5.0%
AppLovin Corp. - Class A	2.8%
Trade Desk, Inc. - Class A	1.7%
Ameriprise Financial, Inc.	1.6%
Vistra Corp.	1.5%
Datadog, Inc. - Class A	1.4%
Axon Enterprise, Inc.	1.4%
Coinbase Global, Inc. - Class A	1.4%
Vertiv Holdings Co. - Class A	1.3%
Fair Isaac Corp.	1.3%

Material Fund Change [Text Block]
C000076112
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Mid Cap Growth Index Portfolio
Class Name	Class S
Trading Symbol	IRGUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Mid Cap Growth Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$72	0.65%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Midcap® Growth Index. The Fund attempts to track the Russell Midcap® Growth Index by principally investing in stocks that make up the Russell Midcap® Growth Index. The Fund may not always hold all of the same securities as the Russell Midcap® Growth Index.

↑ Top contributors to performance: Absolute performance was strongest within utilities, communication services, information technology & financials.

↓ Top detractors from performance: By contrast, consumer staples, materials and health care were the bottom absolute performing sectors.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell Midcap® Growth Index
2014	$10,000	$10,000	$10,000
2015	$9,921	$10,048	$9,980
2016	$10,597	$11,328	$10,712
2017	$13,179	$13,722	$13,418
2018	$12,471	$13,003	$12,781
2019	$16,777	$17,036	$17,314
2020	$22,568	$20,595	$23,477
2021	$25,283	$25,880	$26,465
2022	$18,416	$20,908	$19,394
2023	$23,024	$26,335	$24,410
2024	$27,922	$32,605	$29,806

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	21.28%	10.72%	10.81%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%

AssetsNet	$ 974,852,288
Holdings Count | Holding	297
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$974,852,288 # of Portfolio Holdings297 Portfolio Turnover Rate54% Investment Advisory Fees Paid$3,534,728
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.1)%
Short-Term Investments	0.6%
Exchange-Traded Funds	0.1%
Common Stock	100.4%

Largest Holdings [Text Block]

Top 10 Holdings

Palantir Technologies, Inc. - Class A	5.0%
AppLovin Corp. - Class A	2.8%
Trade Desk, Inc. - Class A	1.7%
Ameriprise Financial, Inc.	1.6%
Vistra Corp.	1.5%
Datadog, Inc. - Class A	1.4%
Axon Enterprise, Inc.	1.4%
Coinbase Global, Inc. - Class A	1.4%
Vertiv Holdings Co. - Class A	1.3%
Fair Isaac Corp.	1.3%

Material Fund Change [Text Block]
C000076113
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Mid Cap Growth Index Portfolio
Class Name	Class S2
Trading Symbol	IRGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Mid Cap Growth Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$89	0.80%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Midcap® Growth Index. The Fund attempts to track the Russell Midcap® Growth Index by principally investing in stocks that make up the Russell Midcap® Growth Index. The Fund may not always hold all of the same securities as the Russell Midcap® Growth Index.

↑ Top contributors to performance: Absolute performance was strongest within utilities, communication services, information technology & financials.

↓ Top detractors from performance: By contrast, consumer staples, materials and health care were the bottom absolute performing sectors.

Line Graph [Table Text Block]
	Class S2	Russell 3000® Index	Russell Midcap® Growth Index
2014	$10,000	$10,000	$10,000
2015	$9,904	$10,048	$9,980
2016	$10,562	$11,328	$10,712
2017	$13,117	$13,722	$13,418
2018	$12,390	$13,003	$12,781
2019	$16,648	$17,036	$17,314
2020	$22,360	$20,595	$23,477
2021	$25,009	$25,880	$26,465
2022	$18,190	$20,908	$19,394
2023	$22,708	$26,335	$24,410
2024	$27,494	$32,605	$29,806

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	21.07%	10.55%	10.64%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%

AssetsNet	$ 974,852,288
Holdings Count | Holding	297
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$974,852,288 # of Portfolio Holdings297 Portfolio Turnover Rate54% Investment Advisory Fees Paid$3,534,728
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.1)%
Short-Term Investments	0.6%
Exchange-Traded Funds	0.1%
Common Stock	100.4%

Largest Holdings [Text Block]

Top 10 Holdings

Palantir Technologies, Inc. - Class A	5.0%
AppLovin Corp. - Class A	2.8%
Trade Desk, Inc. - Class A	1.7%
Ameriprise Financial, Inc.	1.6%
Vistra Corp.	1.5%
Datadog, Inc. - Class A	1.4%
Axon Enterprise, Inc.	1.4%
Coinbase Global, Inc. - Class A	1.4%
Vertiv Holdings Co. - Class A	1.3%
Fair Isaac Corp.	1.3%

Material Fund Change [Text Block]
C000060427
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Mid Cap Index Portfolio
Class Name	Class ADV
Trading Symbol	IRMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Midcap® Index. The Fund attempts to track the Russell Midcap® Index by principally investing in stocks that make up the Russell Midcap® Index. The Fund may not always hold all of the same securities as the Russell Midcap® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within financials, utilities, information technology & energy.

↓ Top detractors from performance: By contrast, healthcare, materials and consumer staples were the bottom absolute performing sectors posting negative returns for the reporting period.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	Russell Midcap® Index
2014	$10,000	$10,000	$10,000
2015	$9,667	$10,048	$9,756
2016	$10,910	$11,328	$11,102
2017	$12,807	$13,722	$13,158
2018	$11,551	$13,003	$11,966
2019	$14,938	$17,036	$15,621
2020	$17,329	$20,595	$18,292
2021	$21,072	$25,880	$22,422
2022	$17,265	$20,908	$18,539
2023	$20,081	$26,335	$21,732
2024	$22,956	$32,605	$25,067

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	14.32%	8.97%	8.67%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Index	15.34%	9.92%	9.63%

AssetsNet	$ 981,994,111
Holdings Count | Holding	821
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$981,994,111 # of Portfolio Holdings821 Portfolio Turnover Rate30% Investment Advisory Fees Paid$2,822,882
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.9)%
Short-Term Investments	1.1%
Exchange-Traded Funds	0.8%
Common Stock	99.0%

Largest Holdings [Text Block]

Top 10 Holdings

Palantir Technologies, Inc. - Class A	1.3%
iShares Russell Mid-Cap ETF	0.8%
AppLovin Corp. - Class A	0.7%
Arthur J Gallagher & Co.	0.6%
Williams Cos., Inc.	0.6%
Hilton Worldwide Holdings, Inc.	0.5%
Digital Realty Trust, Inc.	0.5%
ONEOK, Inc.	0.5%
Aflac, Inc.	0.5%
Bank of New York Mellon Corp.	0.5%

Material Fund Change [Text Block]
C000060428
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Mid Cap Index Portfolio
Class Name	Class I
Trading Symbol	IIRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$43	0.40%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Midcap® Index. The Fund attempts to track the Russell Midcap® Index by principally investing in stocks that make up the Russell Midcap® Index. The Fund may not always hold all of the same securities as the Russell Midcap® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within financials, utilities, information technology & energy.

↓ Top detractors from performance: By contrast, healthcare, materials and consumer staples were the bottom absolute performing sectors posting negative returns for the reporting period.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell Midcap® Index
2014	$10,000	$10,000	$10,000
2015	$9,719	$10,048	$9,756
2016	$11,021	$11,328	$11,102
2017	$13,001	$13,722	$13,158
2018	$11,791	$13,003	$11,966
2019	$15,323	$17,036	$15,621
2020	$17,877	$20,595	$18,292
2021	$21,840	$25,880	$22,422
2022	$17,993	$20,908	$18,539
2023	$21,020	$26,335	$21,732
2024	$24,153	$32,605	$25,067

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	14.90%	9.53%	9.22%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Index	15.34%	9.92%	9.63%

AssetsNet	$ 981,994,111
Holdings Count | Holding	821
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$981,994,111 # of Portfolio Holdings821 Portfolio Turnover Rate30% Investment Advisory Fees Paid$2,822,882
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.9)%
Short-Term Investments	1.1%
Exchange-Traded Funds	0.8%
Common Stock	99.0%

Largest Holdings [Text Block]

Top 10 Holdings

Palantir Technologies, Inc. - Class A	1.3%
iShares Russell Mid-Cap ETF	0.8%
AppLovin Corp. - Class A	0.7%
Arthur J Gallagher & Co.	0.6%
Williams Cos., Inc.	0.6%
Hilton Worldwide Holdings, Inc.	0.5%
Digital Realty Trust, Inc.	0.5%
ONEOK, Inc.	0.5%
Aflac, Inc.	0.5%
Bank of New York Mellon Corp.	0.5%

Material Fund Change [Text Block]
C000060429
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Mid Cap Index Portfolio
Class Name	Class S
Trading Symbol	IRMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Midcap® Index. The Fund attempts to track the Russell Midcap® Index by principally investing in stocks that make up the Russell Midcap® Index. The Fund may not always hold all of the same securities as the Russell Midcap® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within financials, utilities, information technology & energy.

↓ Top detractors from performance: By contrast, healthcare, materials and consumer staples were the bottom absolute performing sectors posting negative returns for the reporting period.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell Midcap® Index
2014	$10,000	$10,000	$10,000
2015	$9,694	$10,048	$9,756
2016	$10,966	$11,328	$11,102
2017	$12,903	$13,722	$13,158
2018	$11,669	$13,003	$11,966
2019	$15,139	$17,036	$15,621
2020	$17,610	$20,595	$18,292
2021	$21,449	$25,880	$22,422
2022	$17,638	$20,908	$18,539
2023	$20,550	$26,335	$21,732
2024	$23,540	$32,605	$25,067

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	14.55%	9.23%	8.94%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Index	15.34%	9.92%	9.63%

AssetsNet	$ 981,994,111
Holdings Count | Holding	821
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$981,994,111 # of Portfolio Holdings821 Portfolio Turnover Rate30% Investment Advisory Fees Paid$2,822,882
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.9)%
Short-Term Investments	1.1%
Exchange-Traded Funds	0.8%
Common Stock	99.0%

Largest Holdings [Text Block]

Top 10 Holdings

Palantir Technologies, Inc. - Class A	1.3%
iShares Russell Mid-Cap ETF	0.8%
AppLovin Corp. - Class A	0.7%
Arthur J Gallagher & Co.	0.6%
Williams Cos., Inc.	0.6%
Hilton Worldwide Holdings, Inc.	0.5%
Digital Realty Trust, Inc.	0.5%
ONEOK, Inc.	0.5%
Aflac, Inc.	0.5%
Bank of New York Mellon Corp.	0.5%

Material Fund Change [Text Block]
C000074925
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Mid Cap Index Portfolio
Class Name	Class S2
Trading Symbol	IRMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Midcap® Index. The Fund attempts to track the Russell Midcap® Index by principally investing in stocks that make up the Russell Midcap® Index. The Fund may not always hold all of the same securities as the Russell Midcap® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within financials, utilities, information technology & energy.

↓ Top detractors from performance: By contrast, healthcare, materials and consumer staples were the bottom absolute performing sectors posting negative returns for the reporting period.

Line Graph [Table Text Block]
	Class S2	Russell 3000® Index	Russell Midcap® Index
2014	$10,000	$10,000	$10,000
2015	$9,677	$10,048	$9,756
2016	$10,935	$11,328	$11,102
2017	$12,845	$13,722	$13,158
2018	$11,593	$13,003	$11,966
2019	$15,020	$17,036	$15,621
2020	$17,439	$20,595	$18,292
2021	$21,220	$25,880	$22,422
2022	$17,419	$20,908	$18,539
2023	$20,268	$26,335	$21,732
2024	$23,177	$32,605	$25,067

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	14.36%	9.06%	8.77%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Index	15.34%	9.92%	9.63%

AssetsNet	$ 981,994,111
Holdings Count | Holding	821
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$981,994,111 # of Portfolio Holdings821 Portfolio Turnover Rate30% Investment Advisory Fees Paid$2,822,882
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.9)%
Short-Term Investments	1.1%
Exchange-Traded Funds	0.8%
Common Stock	99.0%

Largest Holdings [Text Block]

Top 10 Holdings

Palantir Technologies, Inc. - Class A	1.3%
iShares Russell Mid-Cap ETF	0.8%
AppLovin Corp. - Class A	0.7%
Arthur J Gallagher & Co.	0.6%
Williams Cos., Inc.	0.6%
Hilton Worldwide Holdings, Inc.	0.5%
Digital Realty Trust, Inc.	0.5%
ONEOK, Inc.	0.5%
Aflac, Inc.	0.5%
Bank of New York Mellon Corp.	0.5%

Material Fund Change [Text Block]
C000060430
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Small Cap Index Portfolio
Class Name	Class ADV
Trading Symbol	IRSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell 2000® Index. The Fund attempts to track the Russell 2000® Index by principally investing in most of the stocks that make up the Russell 2000® Index. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the Russell 2000® Index. This approach is employed because of the relatively large number of small and/or illiquid stocks in the Russell 2000® Index. The Fund may not always hold all of the same securities as the Russell 2000® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within information technology, consumer staples and industrials.

↓ Top detractors from performance: By contrast, energy was the bottom absolute performing sector posting negative returns for the reporting period.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	Russell 2000® Index
2014	$10,000	$10,000	$10,000
2015	$9,497	$10,048	$9,559
2016	$11,450	$11,328	$11,596
2017	$13,012	$13,722	$13,295
2018	$11,492	$13,003	$11,831
2019	$14,316	$17,036	$14,850
2020	$17,027	$20,595	$17,815
2021	$19,379	$25,880	$20,455
2022	$15,306	$20,908	$16,274
2023	$17,745	$26,335	$19,029
2024	$19,624	$32,605	$21,224

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	10.59%	6.51%	6.97%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%

AssetsNet	$ 574,419,966
Holdings Count | Holding	1,749
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$574,419,966 # of Portfolio Holdings1,749 Portfolio Turnover Rate13% Investment Advisory Fees Paid$1,926,386
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(5.3)%
Short-Term Investments	5.9%
Common Stock	99.4%

Largest Holdings [Text Block]

Top 10 Holdings

FTAI Aviation Ltd.	0.6%
Sprouts Farmers Market, Inc.	0.5%
Insmed, Inc.	0.4%
Vaxcyte, Inc.	0.4%
Credo Technology Group Holding Ltd.	0.4%
Applied Industrial Technologies, Inc.	0.3%
Rocket Lab USA, Inc.	0.3%
Mueller Industries, Inc.	0.3%
Fluor Corp.	0.3%
IonQ, Inc.	0.3%

Material Fund Change [Text Block]
C000060431
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Small Cap Index Portfolio
Class Name	Class I
Trading Symbol	IIRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell 2000® Index. The Fund attempts to track the Russell 2000® Index by principally investing in most of the stocks that make up the Russell 2000® Index. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the Russell 2000® Index. This approach is employed because of the relatively large number of small and/or illiquid stocks in the Russell 2000® Index. The Fund may not always hold all of the same securities as the Russell 2000® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within information technology, consumer staples and industrials.

↓ Top detractors from performance: By contrast, energy was the bottom absolute performing sector posting negative returns for the reporting period.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2000® Index
2014	$10,000	$10,000	$10,000
2015	$9,545	$10,048	$9,559
2016	$11,560	$11,328	$11,596
2017	$13,209	$13,722	$13,295
2018	$11,720	$13,003	$11,831
2019	$14,669	$17,036	$14,850
2020	$17,539	$20,595	$17,815
2021	$20,055	$25,880	$20,455
2022	$15,904	$20,908	$16,274
2023	$18,556	$26,335	$19,029
2024	$20,621	$32,605	$21,224

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	11.13%	7.05%	7.51%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%

AssetsNet	$ 574,419,966
Holdings Count | Holding	1,749
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$574,419,966 # of Portfolio Holdings1,749 Portfolio Turnover Rate13% Investment Advisory Fees Paid$1,926,386
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(5.3)%
Short-Term Investments	5.9%
Common Stock	99.4%

Largest Holdings [Text Block]

Top 10 Holdings

FTAI Aviation Ltd.	0.6%
Sprouts Farmers Market, Inc.	0.5%
Insmed, Inc.	0.4%
Vaxcyte, Inc.	0.4%
Credo Technology Group Holding Ltd.	0.4%
Applied Industrial Technologies, Inc.	0.3%
Rocket Lab USA, Inc.	0.3%
Mueller Industries, Inc.	0.3%
Fluor Corp.	0.3%
IonQ, Inc.	0.3%

Material Fund Change [Text Block]
C000060432
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Small Cap Index Portfolio
Class Name	Class S
Trading Symbol	IRSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell 2000® Index. The Fund attempts to track the Russell 2000® Index by principally investing in most of the stocks that make up the Russell 2000® Index. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the Russell 2000® Index. This approach is employed because of the relatively large number of small and/or illiquid stocks in the Russell 2000® Index. The Fund may not always hold all of the same securities as the Russell 2000® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within information technology, consumer staples and industrials.

↓ Top detractors from performance: By contrast, energy was the bottom absolute performing sector posting negative returns for the reporting period.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell 2000® Index
2014	$10,000	$10,000	$10,000
2015	$9,522	$10,048	$9,559
2016	$11,503	$11,328	$11,596
2017	$13,110	$13,722	$13,295
2018	$11,611	$13,003	$11,831
2019	$14,487	$17,036	$14,850
2020	$17,288	$20,595	$17,815
2021	$19,716	$25,880	$20,455
2022	$15,597	$20,908	$16,274
2023	$18,148	$26,335	$19,029
2024	$20,112	$32,605	$21,224

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	10.82%	6.78%	7.24%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%

AssetsNet	$ 574,419,966
Holdings Count | Holding	1,749
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$574,419,966 # of Portfolio Holdings1,749 Portfolio Turnover Rate13% Investment Advisory Fees Paid$1,926,386
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(5.3)%
Short-Term Investments	5.9%
Common Stock	99.4%

Largest Holdings [Text Block]

Top 10 Holdings

FTAI Aviation Ltd.	0.6%
Sprouts Farmers Market, Inc.	0.5%
Insmed, Inc.	0.4%
Vaxcyte, Inc.	0.4%
Credo Technology Group Holding Ltd.	0.4%
Applied Industrial Technologies, Inc.	0.3%
Rocket Lab USA, Inc.	0.3%
Mueller Industries, Inc.	0.3%
Fluor Corp.	0.3%
IonQ, Inc.	0.3%

Material Fund Change [Text Block]
C000074926
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Small Cap Index Portfolio
Class Name	Class S2
Trading Symbol	IRCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell 2000® Index. The Fund attempts to track the Russell 2000® Index by principally investing in most of the stocks that make up the Russell 2000® Index. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the Russell 2000® Index. This approach is employed because of the relatively large number of small and/or illiquid stocks in the Russell 2000® Index. The Fund may not always hold all of the same securities as the Russell 2000® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within information technology, consumer staples and industrials.

↓ Top detractors from performance: By contrast, energy was the bottom absolute performing sector posting negative returns for the reporting period.

Line Graph [Table Text Block]
	Class S2	Russell 3000® Index	Russell 2000® Index
2014	$10,000	$10,000	$10,000
2015	$9,506	$10,048	$9,559
2016	$11,474	$11,328	$11,596
2017	$13,053	$13,722	$13,295
2018	$11,538	$13,003	$11,831
2019	$14,388	$17,036	$14,850
2020	$17,126	$20,595	$17,815
2021	$19,514	$25,880	$20,455
2022	$15,414	$20,908	$16,274
2023	$17,911	$26,335	$19,029
2024	$19,814	$32,605	$21,224

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	10.62%	6.61%	7.08%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%

AssetsNet	$ 574,419,966
Holdings Count | Holding	1,749
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$574,419,966 # of Portfolio Holdings1,749 Portfolio Turnover Rate13% Investment Advisory Fees Paid$1,926,386
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(5.3)%
Short-Term Investments	5.9%
Common Stock	99.4%

Largest Holdings [Text Block]

Top 10 Holdings

FTAI Aviation Ltd.	0.6%
Sprouts Farmers Market, Inc.	0.5%
Insmed, Inc.	0.4%
Vaxcyte, Inc.	0.4%
Credo Technology Group Holding Ltd.	0.4%
Applied Industrial Technologies, Inc.	0.3%
Rocket Lab USA, Inc.	0.3%
Mueller Industries, Inc.	0.3%
Fluor Corp.	0.3%
IonQ, Inc.	0.3%

Material Fund Change [Text Block]
C000074663
Shareholder Report [Line Items]
Fund Name	Voya Small Company Portfolio
Class Name	Class ADV
Trading Symbol	IASCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$143	1.36%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection in the health care, materials & energy sectors contributed. The overweights to Excelerate Energy, Inc., Insmed Inc. & Zeta Global Holdings Corp. contributed.

↓ Top detractors from performance: Stock selection in the financials, consumer discretionary & communication services sectors detracted. The underweight in Super Micro Computer, Inc., as well as overweights to Murphy Oil Corp. & Manitowoc Co., Inc. detracted.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	Russell 2000® Index
2014	$10,000	$10,000	$10,000
2015	$9,874	$10,048	$9,559
2016	$12,228	$11,328	$11,596
2017	$13,535	$13,722	$13,295
2018	$11,339	$13,003	$11,831
2019	$14,237	$17,036	$14,850
2020	$15,907	$20,595	$17,815
2021	$18,164	$25,880	$20,455
2022	$15,069	$20,908	$16,274
2023	$17,687	$26,335	$19,029
2024	$19,456	$32,605	$21,224

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	10.00%	6.45%	6.88%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%

AssetsNet	$ 291,436,862
Holdings Count | Holding	178
InvestmentCompanyPortfolioTurnover	183.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$291,436,862 # of Portfolio Holdings178 Portfolio Turnover Rate183% Investment Advisory Fees Paid$2,047,945
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.6)%
Short-Term Investments	3.0%
Exchange-Traded Funds	1.5%
Common Stock	98.1%

Largest Holdings [Text Block]

Top 10 Holdings

iShares Russell 2000 ETF	1.5%
ExlService Holdings, Inc.	1.4%
First BanCorp/Puerto Rico	1.4%
Mueller Water Products, Inc. - Class A	1.4%
Acadia Realty Trust	1.4%
nVent Electric PLC	1.4%
Allison Transmission Holdings, Inc.	1.3%
Watts Water Technologies, Inc. - Class A	1.3%
Murphy Oil Corp.	1.2%
Victory Capital Holdings, Inc. - Class A	1.2%

Material Fund Change [Text Block]
C000023730
Shareholder Report [Line Items]
Fund Name	Voya Small Company Portfolio
Class Name	Class I
Trading Symbol	IVCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$91	0.86%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection in the health care, materials & energy sectors contributed. The overweights to Excelerate Energy, Inc., Insmed Inc. & Zeta Global Holdings Corp. contributed.

↓ Top detractors from performance: Stock selection in the financials, consumer discretionary & communication services sectors detracted. The underweight in Super Micro Computer, Inc., as well as overweights to Murphy Oil Corp. & Manitowoc Co., Inc. detracted.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2000® Index
2014	$10,000	$10,000	$10,000
2015	$9,921	$10,048	$9,559
2016	$12,351	$11,328	$11,596
2017	$13,745	$13,722	$13,295
2018	$11,567	$13,003	$11,831
2019	$14,600	$17,036	$14,850
2020	$16,392	$20,595	$17,815
2021	$18,812	$25,880	$20,455
2022	$15,675	$20,908	$16,274
2023	$18,496	$26,335	$19,029
2024	$20,449	$32,605	$21,224

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	10.56%	6.97%	7.42%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%

AssetsNet	$ 291,436,862
Holdings Count | Holding	178
InvestmentCompanyPortfolioTurnover	183.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$291,436,862 # of Portfolio Holdings178 Portfolio Turnover Rate183% Investment Advisory Fees Paid$2,047,945
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.6)%
Short-Term Investments	3.0%
Exchange-Traded Funds	1.5%
Common Stock	98.1%

Largest Holdings [Text Block]

Top 10 Holdings

iShares Russell 2000 ETF	1.5%
ExlService Holdings, Inc.	1.4%
First BanCorp/Puerto Rico	1.4%
Mueller Water Products, Inc. - Class A	1.4%
Acadia Realty Trust	1.4%
nVent Electric PLC	1.4%
Allison Transmission Holdings, Inc.	1.3%
Watts Water Technologies, Inc. - Class A	1.3%
Murphy Oil Corp.	1.2%
Victory Capital Holdings, Inc. - Class A	1.2%

Material Fund Change [Text Block]
C000163202
Shareholder Report [Line Items]
Fund Name	Voya Small Company Portfolio
Class Name	Class R6
Trading Symbol	VSPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$83	0.79%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection in the health care, materials & energy sectors contributed. The overweights to Excelerate Energy, Inc., Insmed Inc. & Zeta Global Holdings Corp. contributed.

↓ Top detractors from performance: Stock selection in the financials, consumer discretionary & communication services sectors detracted. The underweight in Super Micro Computer, Inc., as well as overweights to Murphy Oil Corp. & Manitowoc Co., Inc. detracted.

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 2000® Index
11/24/2015	$10,000	$10,000	$10,000
2015	$9,601	$9,771	$9,575
2016	$11,952	$11,016	$11,615
2017	$13,294	$13,343	$13,317
2018	$11,188	$12,644	$11,851
2019	$14,119	$16,567	$14,875
2020	$15,861	$20,027	$17,844
2021	$18,203	$25,166	$20,489
2022	$15,177	$20,332	$16,301
2023	$17,917	$25,609	$19,060
2024	$19,831	$31,706	$21,260

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (11/24/2015)
Class R6	10.69%	7.03%	7.81%
Russell 3000® Index	23.81%	13.86%	13.52%
Russell 2000® Index	11.54%	7.40%	8.64%

AssetsNet	$ 291,436,862
Holdings Count | Holding	178
InvestmentCompanyPortfolioTurnover	183.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$291,436,862 # of Portfolio Holdings178 Portfolio Turnover Rate183% Investment Advisory Fees Paid$2,047,945
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.6)%
Short-Term Investments	3.0%
Exchange-Traded Funds	1.5%
Common Stock	98.1%

Largest Holdings [Text Block]

Top 10 Holdings

iShares Russell 2000 ETF	1.5%
ExlService Holdings, Inc.	1.4%
First BanCorp/Puerto Rico	1.4%
Mueller Water Products, Inc. - Class A	1.4%
Acadia Realty Trust	1.4%
nVent Electric PLC	1.4%
Allison Transmission Holdings, Inc.	1.3%
Watts Water Technologies, Inc. - Class A	1.3%
Murphy Oil Corp.	1.2%
Victory Capital Holdings, Inc. - Class A	1.2%

Material Fund Change [Text Block]
C000023731
Shareholder Report [Line Items]
Fund Name	Voya Small Company Portfolio
Class Name	Class S
Trading Symbol	IVPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$117	1.11%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection in the health care, materials & energy sectors contributed. The overweights to Excelerate Energy, Inc., Insmed Inc. & Zeta Global Holdings Corp. contributed.

↓ Top detractors from performance: Stock selection in the financials, consumer discretionary & communication services sectors detracted. The underweight in Super Micro Computer, Inc., as well as overweights to Murphy Oil Corp. & Manitowoc Co., Inc. detracted.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell 2000® Index
2014	$10,000	$10,000	$10,000
2015	$9,898	$10,048	$9,559
2016	$12,289	$11,328	$11,596
2017	$13,642	$13,722	$13,295
2018	$11,453	$13,003	$11,831
2019	$14,414	$17,036	$14,850
2020	$16,149	$20,595	$17,815
2021	$18,486	$25,880	$20,455
2022	$15,369	$20,908	$16,274
2023	$18,087	$26,335	$19,029
2024	$19,957	$32,605	$21,224

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	10.34%	6.72%	7.15%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%

AssetsNet	$ 291,436,862
Holdings Count | Holding	178
InvestmentCompanyPortfolioTurnover	183.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$291,436,862 # of Portfolio Holdings178 Portfolio Turnover Rate183% Investment Advisory Fees Paid$2,047,945
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.6)%
Short-Term Investments	3.0%
Exchange-Traded Funds	1.5%
Common Stock	98.1%

Largest Holdings [Text Block]

Top 10 Holdings

iShares Russell 2000 ETF	1.5%
ExlService Holdings, Inc.	1.4%
First BanCorp/Puerto Rico	1.4%
Mueller Water Products, Inc. - Class A	1.4%
Acadia Realty Trust	1.4%
nVent Electric PLC	1.4%
Allison Transmission Holdings, Inc.	1.3%
Watts Water Technologies, Inc. - Class A	1.3%
Murphy Oil Corp.	1.2%
Victory Capital Holdings, Inc. - Class A	1.2%

Material Fund Change [Text Block]
C000060421
Shareholder Report [Line Items]
Fund Name	Voya U.S. Bond Index Portfolio
Class Name	Class ADV
Trading Symbol	ILUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$86	0.86%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Bloomberg U.S. Aggregate Bond Index. The Fund is designed to replicate the risk and return drivers of the index.

↑ Top contributors to performance: Duration and curve position throughout the period positively impacted relative returns. Asset allocation also contributed to performance.

↓ Top detractors from performance: Security selection, particularly in U.S. Treasuries and Agency Mortgages, detracted from performance for the period.

Line Graph [Table Text Block]
	Class ADV	Bloomberg U.S. Aggregate Bond Index
2014	$10,000	$10,000
2015	$9,966	$10,055
2016	$10,153	$10,321
2017	$10,425	$10,687
2018	$10,338	$10,688
2019	$11,133	$11,620
2020	$11,877	$12,493
2021	$11,606	$12,300
2022	$10,028	$10,700
2023	$10,480	$11,291
2024	$10,522	$11,433

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	0.40%	-1.12%	0.51%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

AssetsNet	$ 1,573,186,337
Holdings Count | Holding	4,787
InvestmentCompanyPortfolioTurnover	432.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,573,186,337 # of Portfolio Holdings4,787 Portfolio Turnover Rate432% Investment Advisory Fees Paid$4,966,025
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	8.5%
Municipal Bonds	0.5%
Asset-Backed Securities	0.8%
Commercial Mortgage-Backed Securities	1.7%
Sovereign Bonds	2.2%
Corporate Bonds/Notes	25.2%
U.S. Government Agency Obligations	26.1%
U.S. Treasury Obligations	35.0%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.000%, 12/15/27	9.4%
United States Treasury Notes, 4.375%, 12/31/29	8.4%
United States Treasury Notes, 4.500%, 12/31/31	3.6%
United States Treasury Notes, 4.250%, 12/31/26	3.5%
United States Treasury Notes, 2.625%, 01/31/26	2.8%
United States Treasury Notes, 4.250%, 11/15/34	2.1%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.5%
United States Treasury Bonds, 4.625%, 11/15/44	1.3%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/36	1.3%
Uniform Mortgage-Backed Securities, 6.000%, 09/01/53	1.0%

Material Fund Change [Text Block]
C000060422
Shareholder Report [Line Items]
Fund Name	Voya U.S. Bond Index Portfolio
Class Name	Class I
Trading Symbol	ILBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$36	0.36%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Bloomberg U.S. Aggregate Bond Index. The Fund is designed to replicate the risk and return drivers of the index.

↑ Top contributors to performance: Duration and curve position throughout the period positively impacted relative returns. Asset allocation also contributed to performance.

↓ Top detractors from performance: Security selection, particularly in U.S. Treasuries and Agency Mortgages, detracted from performance for the period.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index
2014	$10,000	$10,000
2015	$10,023	$10,055
2016	$10,257	$10,321
2017	$10,585	$10,687
2018	$10,550	$10,688
2019	$11,426	$11,620
2020	$12,249	$12,493
2021	$12,020	$12,300
2022	$10,445	$10,700
2023	$10,970	$11,291
2024	$11,058	$11,433

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	0.80%	-0.65%	1.01%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

AssetsNet	$ 1,573,186,337
Holdings Count | Holding	4,787
InvestmentCompanyPortfolioTurnover	432.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,573,186,337 # of Portfolio Holdings4,787 Portfolio Turnover Rate432% Investment Advisory Fees Paid$4,966,025
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	8.5%
Municipal Bonds	0.5%
Asset-Backed Securities	0.8%
Commercial Mortgage-Backed Securities	1.7%
Sovereign Bonds	2.2%
Corporate Bonds/Notes	25.2%
U.S. Government Agency Obligations	26.1%
U.S. Treasury Obligations	35.0%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.000%, 12/15/27	9.4%
United States Treasury Notes, 4.375%, 12/31/29	8.4%
United States Treasury Notes, 4.500%, 12/31/31	3.6%
United States Treasury Notes, 4.250%, 12/31/26	3.5%
United States Treasury Notes, 2.625%, 01/31/26	2.8%
United States Treasury Notes, 4.250%, 11/15/34	2.1%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.5%
United States Treasury Bonds, 4.625%, 11/15/44	1.3%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/36	1.3%
Uniform Mortgage-Backed Securities, 6.000%, 09/01/53	1.0%

Material Fund Change [Text Block]
C000060423
Shareholder Report [Line Items]
Fund Name	Voya U.S. Bond Index Portfolio
Class Name	Class S
Trading Symbol	ILABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$62	0.61%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Bloomberg U.S. Aggregate Bond Index. The Fund is designed to replicate the risk and return drivers of the index.

↑ Top contributors to performance: Duration and curve position throughout the period positively impacted relative returns. Asset allocation also contributed to performance.

↓ Top detractors from performance: Security selection, particularly in U.S. Treasuries and Agency Mortgages, detracted from performance for the period.

Line Graph [Table Text Block]
	Class S	Bloomberg U.S. Aggregate Bond Index
2014	$10,000	$10,000
2015	$9,999	$10,055
2016	$10,209	$10,321
2017	$10,509	$10,687
2018	$10,447	$10,688
2019	$11,278	$11,620
2020	$12,072	$12,493
2021	$11,816	$12,300
2022	$10,237	$10,700
2023	$10,725	$11,291
2024	$10,795	$11,433

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	0.65%	-0.87%	0.77%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

AssetsNet	$ 1,573,186,337
Holdings Count | Holding	4,787
InvestmentCompanyPortfolioTurnover	432.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,573,186,337 # of Portfolio Holdings4,787 Portfolio Turnover Rate432% Investment Advisory Fees Paid$4,966,025
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	8.5%
Municipal Bonds	0.5%
Asset-Backed Securities	0.8%
Commercial Mortgage-Backed Securities	1.7%
Sovereign Bonds	2.2%
Corporate Bonds/Notes	25.2%
U.S. Government Agency Obligations	26.1%
U.S. Treasury Obligations	35.0%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.000%, 12/15/27	9.4%
United States Treasury Notes, 4.375%, 12/31/29	8.4%
United States Treasury Notes, 4.500%, 12/31/31	3.6%
United States Treasury Notes, 4.250%, 12/31/26	3.5%
United States Treasury Notes, 2.625%, 01/31/26	2.8%
United States Treasury Notes, 4.250%, 11/15/34	2.1%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.5%
United States Treasury Bonds, 4.625%, 11/15/44	1.3%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/36	1.3%
Uniform Mortgage-Backed Securities, 6.000%, 09/01/53	1.0%

Material Fund Change [Text Block]
C000074923
Shareholder Report [Line Items]
Fund Name	Voya U.S. Bond Index Portfolio
Class Name	Class S2
Trading Symbol	IUSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$76	0.76%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Bloomberg U.S. Aggregate Bond Index. The Fund is designed to replicate the risk and return drivers of the index.

↑ Top contributors to performance: Duration and curve position throughout the period positively impacted relative returns. Asset allocation also contributed to performance.

↓ Top detractors from performance: Security selection, particularly in U.S. Treasuries and Agency Mortgages, detracted from performance for the period.

Line Graph [Table Text Block]
	Class S2	Bloomberg U.S. Aggregate Bond Index
2014	$10,000	$10,000
2015	$9,973	$10,055
2016	$10,170	$10,321
2017	$10,453	$10,687
2018	$10,377	$10,688
2019	$11,195	$11,620
2020	$11,955	$12,493
2021	$11,684	$12,300
2022	$10,107	$10,700
2023	$10,573	$11,291
2024	$10,626	$11,433

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	0.50%	-1.04%	0.61%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

AssetsNet	$ 1,573,186,337
Holdings Count | Holding	4,787
InvestmentCompanyPortfolioTurnover	432.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,573,186,337 # of Portfolio Holdings4,787 Portfolio Turnover Rate432% Investment Advisory Fees Paid$4,966,025
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	8.5%
Municipal Bonds	0.5%
Asset-Backed Securities	0.8%
Commercial Mortgage-Backed Securities	1.7%
Sovereign Bonds	2.2%
Corporate Bonds/Notes	25.2%
U.S. Government Agency Obligations	26.1%
U.S. Treasury Obligations	35.0%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.000%, 12/15/27	9.4%
United States Treasury Notes, 4.375%, 12/31/29	8.4%
United States Treasury Notes, 4.500%, 12/31/31	3.6%
United States Treasury Notes, 4.250%, 12/31/26	3.5%
United States Treasury Notes, 2.625%, 01/31/26	2.8%
United States Treasury Notes, 4.250%, 11/15/34	2.1%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.5%
United States Treasury Bonds, 4.625%, 11/15/44	1.3%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/36	1.3%
Uniform Mortgage-Backed Securities, 6.000%, 09/01/53	1.0%

Material Fund Change [Text Block]
C000240433
Shareholder Report [Line Items]
Fund Name	Voya VACS Index Series EM Portfolio
Class Name	Portfolio
Trading Symbol	VVIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya VACS Index Series EM Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Index Series	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the MSCI EM IndexSM. The Fund attempts to track the MSCI EM IndexSM by investing in most of the stocks that make up the MSCI EM IndexSM. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the MSCI EM IndexSM. This approach is employed because of the relatively large number of small and/or illiquid stocks in the MSCI EM IndexSM. The Fund may not always hold all of the same securities as the MSCI EM IndexSM.

↑ Top contributors to performance: Absolute performance was strongest in Asia/Pacific Ex Japan.

↓ Top detractors from performance: Absolute performance was weakest in Latin America.

Line Graph [Table Text Block]
	Voya VACS Index Series EM Portfolio	MSCI All Country World Ex-U.S. Index℠	MSCI Emerging Markets Index℠
3/15/2023	$10,000	$10,000	$10,000
2023	$11,000	$11,473	$11,070
2024	$11,719	$12,108	$11,901

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (3/15/2023)
Voya VACS Index Series EM Portfolio	6.54%	9.23%
MSCI All Country World Ex-U.S. Index℠	5.53%	11.26%
MSCI Emerging Markets Index℠	7.50%	10.19%

AssetsNet	$ 445,170,766
Holdings Count | Holding	1,005
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$445,170,766 # of Portfolio Holdings1,005 Portfolio Turnover Rate37% Investment Advisory Fees Paid$538,242
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.9%
Countries-Other	9.0%
Thailand	1.4%
Indonesia	1.5%
Malaysia	1.5%
Mexico	1.7%
South Africa	2.6%
Brazil	4.0%
Saudi Arabia	4.1%
South Korea	8.8%
India	19.1%
Taiwan	19.2%
China	25.2%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	10.3%
Tencent Holdings Ltd.	4.5%
Samsung Electronics Co. Ltd.	2.5%
Alibaba Group Holding Ltd.	2.2%
HDFC Bank Ltd.	1.5%
Meituan - Class B	1.3%
Reliance Industries Ltd.	1.1%
China Construction Bank Corp. - Class H	1.0%
ICICI Bank Ltd.	1.0%
Infosys Ltd.	0.9%

Material Fund Change [Text Block]
C000240434
Shareholder Report [Line Items]
Fund Name	Voya VACS Index Series I Portfolio
Class Name	Portfolio
Trading Symbol	VVIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya VACS Index Series I Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Index Series	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the MSCI EAFE®. The Fund attempts to track the MSCI EAFE® by investing in most of the stocks which make up the MSCI EAFE®. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the MSCI EAFE®. The approach is employed because of the relatively large number of small and/or illiquid stocks in the MSCI EAFE®. The Fund may not always hold all of the same securities as the MSCI EAFE®.

↑ Top contributors to performance: Absolute performance was strongest within financials, communication services & industrials.

↓ Top detractors from performance: Materials, energy & consumer staples were the bottom absolute performing sectors for the period.

Line Graph [Table Text Block]
	Voya VACS Index Series I Portfolio	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE® Index
2/3/2023	$10,000	$10,000	$10,000
2023	$10,900	$10,614	$10,799
2024	$11,264	$11,201	$11,212

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (2/3/2023)
Voya VACS Index Series I Portfolio	3.34%	6.44%
MSCI All Country World Ex-U.S. Index℠	5.53%	6.13%
MSCI EAFE® Index	3.82%	6.18%

AssetsNet	$ 1,674,195,737
Holdings Count | Holding	729
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,674,195,737 # of Portfolio Holdings729 Portfolio Turnover Rate6% Investment Advisory Fees Paid$2,470,710
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.4%
Countries-Other	8.7%
Italy	2.5%
Spain	2.7%
Denmark	2.8%
Sweden	3.5%
Netherlands	4.6%
Australia	7.0%
Germany	9.0%
Switzerland	9.8%
France	10.7%
United Kingdom	13.8%
Japan	22.5%

Largest Holdings [Text Block]

Top 10 Holdings

ASML Holding NV	1.7%
Novo Nordisk A/S - Class B	1.7%
SAP SE	1.6%
Nestle SA	1.3%
AstraZeneca PLC	1.2%
Toyota Motor Corp.	1.2%
Roche Holding AG	1.2%
Shell PLC	1.2%
Novartis AG	1.2%
LVMH Moet Hennessy Louis Vuitton SE	1.1%

Material Fund Change [Text Block]
C000240435
Shareholder Report [Line Items]
Fund Name	Voya VACS Index Series MC Portfolio
Class Name	Portfolio
Trading Symbol	VVIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya VACS Index Series MC Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Index Series	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Midcap® Index. The Fund attempts to track the Russell Midcap® Index by principally investing in stocks that make up the Russell Midcap® Index. The Fund may not always hold all of the same securities as the Russell Midcap® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within financials, utilities, information technology & energy.

↓ Top detractors from performance: Healthcare, materials & consumer staples were the bottom absolute performing sectors posting negative returns for the reporting period.

Line Graph [Table Text Block]
	Voya VACS Index Series MC Portfolio	Russell 3000® Index	Russell Midcap® Index
1/27/2023	$10,000	$10,000	$10,000
2023	$10,880	$11,814	$10,897
2024	$12,521	$14,627	$12,569

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (1/27/2023)
Voya VACS Index Series MC Portfolio	15.09%	12.38%
Russell 3000® Index	23.81%	21.81%
Russell Midcap® Index	15.34%	12.60%

AssetsNet	$ 464,238,356
Holdings Count | Holding	815
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$464,238,356 # of Portfolio Holdings815 Portfolio Turnover Rate53% Investment Advisory Fees Paid$719,020
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.0)%
Short-Term Investments	2.2%
Exchange-Traded Funds	1.8%
Common Stock	98.0%

Largest Holdings [Text Block]

Top 10 Holdings

iShares Russell Mid-Cap ETF	1.8%
Palantir Technologies, Inc. - Class A	1.3%
AppLovin Corp. - Class A	0.7%
Arthur J Gallagher & Co.	0.6%
Williams Cos., Inc.	0.6%
Hilton Worldwide Holdings, Inc.	0.5%
Digital Realty Trust, Inc.	0.5%
ONEOK, Inc.	0.5%
Aflac, Inc.	0.5%
Bank of New York Mellon Corp.	0.5%

Material Fund Change [Text Block]
C000240436
Shareholder Report [Line Items]
Fund Name	Voya VACS Index Series SC Portfolio
Class Name	Portfolio
Trading Symbol	VVICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya VACS Index Series SC Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Index Series	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell 2000® Index. The Fund attempts to track the Russell 2000® Index by principally investing in most of the stocks that make up the Russell 2000® Index. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the Russell 2000®Index. This approach is employed because of the relatively large number of small and/or illiquid stocks in the Russell 2000® Index. The Fund may not always hold all of the same securities as the Russell 2000® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within information technology, consumer staples & industrials.

↓ Top detractors from performance: Energy was the bottom absolute performing sector posting negative returns for the reporting period.

Line Graph [Table Text Block]
	Voya VACS Index Series SC Portfolio	Russell 3000® Index	Russell 2000® Index
1/20/2023	$10,000	$10,000	$10,000
2023	$11,010	$12,116	$11,024
2024	$12,240	$15,001	$12,296

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (1/20/2023)
Voya VACS Index Series SC Portfolio	11.18%	10.95%
Russell 3000® Index	23.81%	23.16%
Russell 2000® Index	11.54%	11.21%

AssetsNet	$ 236,427,248
Holdings Count | Holding	1,738
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$236,427,248 # of Portfolio Holdings1,738 Portfolio Turnover Rate17% Investment Advisory Fees Paid422,031
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.0)%
Short-Term Investments	6.3%
Common Stock	96.7%

Largest Holdings [Text Block]

Top 10 Holdings

FTAI Aviation Ltd.	0.5%
Sprouts Farmers Market, Inc.	0.5%
Insmed, Inc.	0.4%
Vaxcyte, Inc.	0.4%
Credo Technology Group Holding Ltd.	0.3%
Applied Industrial Technologies, Inc.	0.3%
Rocket Lab USA, Inc.	0.3%
Mueller Industries, Inc.	0.3%
Fluor Corp.	0.3%
IonQ, Inc.	0.3%

Material Fund Change [Text Block]